                     LM INSTITUTIONAL FUND ADVISORS I, INC.
                          Western Asset Core Portfolio
                       Western Asset Core Plus Portfolio
                      Western Asset Intermediate Portfolio
                    Western Asset Limited Duration Portfolio
                 Western Asset Non-U.S. Fixed Income Portfolio

                                 Annual Report
                                 March 31, 1999

PRESIDENT'S LETTER

LM Institutional Fund Advisors I, Inc.


April 30, 1999

Dear Shareholder:

We are pleased to provide you with the financial statements for the LM Institutional Fund Advisors I, Inc. Portfolios for the periods ended March 31, 1999. Attached are brief narratives from the portfolio managers of the Western Asset Core, Core Plus, Intermediate, Limited Duration and Non-U.S. Fixed Income Portfolios detailing key developments as they pertain to your investment.

During 1998 and into 1999, the focus on the Year 2000 issue has increased significantly. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Portfolios' Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Portfolios are committed to taking those steps necessary to protect Portfolio investors including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Portfolios are taking steps to ensure that all of their systems will function properly before, during, and after the Year 2000, the Portfolios could be adversely affected by computer related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Portfolios' operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

If you have any questions, please do not hesitate to contact us at 1-888-425-6432. We look forward to hearing from you.

Sincerely,

Joseph L. Orlando
President
LM Institutional Advisors, Inc.

PERFORMANCE INFORMATION

LM Institutional Fund Advisors I, Inc.
Western Asset Core Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 1999, as Treasury yields generally declined but yields on non-Treasury issues generally rose over the course of the period. The Portfolio's total return trailed that of its benchmark, the Salomon Brothers Broad Market Index (SBBI), returning 5.61% (net of expenses) vs. 6.50%, as major strategies produced mixed but generally negative results. The Portfolio benefited from a longer than market duration posture, which it held throughout the period, and yield curve strategies generally anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. However, an overweighting to the corporate and mortgage sectors proved to be a major drag on performance since spreads widened significantly in the wake of the Russian liquidity crisis in late summer. A moderate exposure to inflation-indexed bonds also detracted from performance as real yields rose.

                             [CHART APPEARS HERE]

              Western Asset       Salomon
                  Core           Brothers
                Portfolio*   Broad Market Index/1/
Sept 90         1,000,000        1,000,000
Dec 90          1,055,800        1,059,800
Dec 91          1,246,266        1,229,050
Dec 92          1,344,098        1,322,335
Dec 93          1,530,390        1,453,378
Dec 94          1,464,124        1,411,957
Dec 95          1,771,151        1,673,593
Dec 96          1,836,684        1,734,177
Dec 97          2,023,475        1,901,178
Dec 98          2,192,232        2,066,961
Mar 99          2,170,571        2,057,453

 * Past performance is not an indicator of future results. Investment returns and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase. Performance figures include reinvestment of dividends and capital gains distributions. No adjustment has been made for any income taxes payable by shareholders. The performance figures for the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses but reflect the reinvestment of dividends and distributions. The Portfolio currently operates under an expense limitation. Without this limitation, total return would be lower.

    Mutual fund shares are not insured by the FDIC and are not deposits, obligations of or guaranteed by any bank. The Portfolio is subject to investment risks, including possible loss of principal amount invested.

/1/ The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treausry, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

LM Institutional Fund Advisors I, Inc.
Western Asset Core Plus Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was mixed in the almost nine month period from its inception through March 31, 1999, as Treasury yields generally declined but yields on non-Treasury issues generally rose over the course of the period. The Portfolio's total return trailed that of its benchmark, the Salomon Brothers Broad Market Index (SBBI), returning 2.58% (net of expenses) vs. 4.09%, as major strategies produced mixed but generally negative results. The Portfolio benefited from a longer than market duration posture which it held throughout the period, and yield curve strategies benefited from a decline in short rates relative to long rates. Non-dollar bond exposure added to performance, since non-dollar bonds generally outperformed their domestic counterparts. However, these positive factors were more than offset by an overweighting to the corporate and mortgage sectors, which proved to be the major drag on performance since spreads widened significantly in the wake of the Russian liquidity crisis in late summer. Moderate exposure to emerging market debt also proved to be a net drag on performance since spreads ended the period substantially wider. A moderate exposure to inflation-indexed bonds also detracted from performance as real yields rose.

                             [CHART APPEARS HERE]

              Western Asset       Salomon
                Core Plus         Brothers
                Portfolio*   Broad Market Index/1/
Jul 98          1,000,000        1,000,000
Aug             1,001,000        1,017,400
Sep 98          1,027,026        1,041,411
Oct             1,020,042        1,036,724
Nov             1,035,139        1,042,426
Dec 98          1,036,174        1,045,658
Jan             1,044,360        1,053,396
Feb             1,017,624        1,034,961
Mar 99          1,025,844        1,040,861

 * Past performance is not an indicator of future results. Investment returns and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase. Performance figures include reinvestment of dividends and capital gains distributions. No adjustment has been made for any income taxes payable by shareholders. The performance figures for the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses but reflect the reinvestment of dividends and distributions. The Portfolio currently operates under an expense limitation. Without this limitation, total return would be lower.

    Mutual fund shares are not insured by the FDIC and are not deposits, obligations of or guaranteed by any bank. The Portfolio is subject to investment risks, including possible loss of principal amount invested.

/1/ The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

PERFORMANCE INFORMATION

LM Institutional Fund Advisors I, Inc.
Western Asset Intermediate Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group


The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 1999, as Treasury yields generally declined but yields on non-Treasury issues generally rose over the course of the period. The Portfolio's total return lagged that of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index, returning 6.01% (net of expenses) vs. 6.57%, as major strategies produced mixed results. The Portfolio benefited from a longer than market duration posture, which it held throughout the period, and yield curve strategies generally anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. However, an overweighting to the corporate and mortgage sectors proved to be a major drag on performance since spreads widened significantly in the wake of the Russian liquidity crisis in late summer. A moderate exposure to inflation-indexed bonds also detracted from performance as real yields rose.

                             [CHART APPEARS HERE]

              Western Asset           Lehman Brothers
           Intermediate Portfolio   Intermediate Gov't/Corp
                Portfolio*              Bond Index/1/
Jul 94          1,000,000                1,000,000
Dec 94          1,005,500                1,007,000
Dec 95          1,161,353                1,161,373
Dec 96          1,215,820                1,208,409
Dec 97          1,317,949                1,303,390
Dec 98          1,419,563                1,413,135
Dec 99          1,416,954                1,410,450

 * Past performance is not an indicator of future results. Investment returns and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase. Performance figures include reinvestment of dividends and capital gains distributions. No adjustment has been made for any income taxes payable by shareholders. The performance figures for the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses but reflect the reinvestment of dividends and distributions. The Portfolio currently operates under an expense limitation. Without this limitation, total return would be lower.

    Mutual fund shares are not insured by the FDIC and are not deposits, obligations of or guaranteed by any bank. The Portfolio is subject to investment risks, including possible loss of principal amount invested.

/1/ The Lehman Brothers Intermediate Gov't/Corp Bond Index is an unmanaged index that measures the performance of intermediate (1-10 year) government and corporate fixed-rate debt issues.

PERFORMANCE INFORMATION

LM Institutional Fund Advisors I, Inc.
Western Asset Limited Duration Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was generally negative in the twelve months ended March 31, 1999, as Treasury yields generally declined but yields on non-Treasury issues generally rose over the course of the period. The Portfolio's total return trailed that of its benchmark, the Merrill Lynch 1-3 Year Government Index, returning 4.96% (net of expenses) vs. 6.08%, as major strategies produced mixed but generally negative results. The Portfolio benefited from a longer than market duration posture, which it held throughout the period, and yield curve strategies generally anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. However, an overweighting to the corporate and mortgage sectors proved to be a major drag on performance since spreads widened significantly in the wake of the Russian liquidity crisis in late summer. A moderate exposure to inflation-indexed bonds also detracted from performance as real yields rose.

                             [CHART APPEARS HERE]

              Western Asset            Merrill Lynch
             Limited Duration            1-3 Year
                Portfolio*             Gov't Index/1/
May 96          1,000,000                1,000,000
Jun 96          1,007,600                1,009,200
Dec 96          1,050,725                1,045,430
Jun 97          1,082,247                1,075,539
Dec 97          1,124,455                1,115,011
Jun 98          1,159,200                1,148,684
Dec 98          1,188,992                1,193,023
Mar 99          1,197,600                1,200,182

 * Past performance is not an indicator of future results. Investment returns and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase. Performance figures include reinvestment of dividends and capital gains distributions. No adjustment has been made for any income taxes payable by shareholders. The performance figures for the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses but reflect the reinvestment of dividends and distributions. The Portfolio currently operates under an expense limitation. Without this limitation, total return would be lower.

    Mutual fund shares are not insured by the FDIC and are not deposits, obligations of or guaranteed by any bank. The Portfolio is subject to investment risks, including possible loss of principal amount invested.

/1/ The Merrill Lynch 1-3 Year Government Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities between 1 and 3 years

PERFORMANCE INFORMATION

LM Institutional Fund Advisors I, Inc.
Western Asset Non-U.S. Fixed Income Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The Portfolio's performance was favorably impacted by market conditions in the almost nine month period from its inception through March 31, 1999, as non-dollar interest rates generally declined during the period. However, the Portfolio's total return trailed that of its non-dollar benchmark, the Salomon Brothers World Government ex-U.S. Index (Hedged), returning 5.81% (net of expenses) vs. 6.78%/1/ , and it somewhat underperformed the broad investment grade market (as represented by the Salomon Brothers Broad Market Index), which returned 6.50%. The Portfolio's performance was positively impacted by its overweight exposure to UK bonds for most of the period, as these registered the strongest performance among bonds of industrialized countries. These gains were more than offset, however, by the Portfolio's overweight exposure to dollar-bloc bonds, which underperformed their European counterparts, and more particularly by an overweight and mostly unhedged exposure to South African bonds, as these suffered from both a depreciation of the currency and a sharp rise in yields.

                             [CHART APPEARS HERE]

              Western Asset           Salomon Brothers
          Non-U.S. Fixed Income          World Gov't
                Portfolio*         ex-U.S. Index (Hedged)/1/
Jul 98          1,000,000                1,000,000
Aug             1,018,000                1,019,200
Sep 98          1,042,025                1,042,642
Oct             1,034,105                1,042,120
Nov             1,051,272                1,051,916
Dec 98          1,066,464                1,048,340
Jan             1,080,061                1,061,339
Feb             1,057,163                1,055,183
Mar 99          1,058,087                1,067,750

 * Past performance is not an indicator of future results. Investment returns and principal value will fluctuate, and shares may be worth more or less at redemption than at original purchase. Performance figures include reinvestment of dividends and capital gains distributions. No adjustment has been made for any income taxes payable by shareholders. The performance figures for the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses but reflect the reinvestment of dividends and distributions. The Portfolio currently operates under an expense limitation. Without this limitation, total return would be lower.

    Mutual fund shares are not insured by the FDIC and are not deposits, obligations of or guaranteed by any bank. The Portfolio is subject to investment risks, including possible loss of principal amount invested.

/1/ The Salomon Brothers World Gov't ex-U.S. Index (Hedged) is an unmanaged index that measures the performance of debt issues traded in 14 world government bond markets.

STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                  % OF           MATURITY  PAR/
                               NET ASSETS RATE     DATE   SHARES  VALUE
                                      ------------------------------------
CORPORATE BONDS AND NOTES         17.8%

Automotive                         0.2%
Ford Motor Company                        6.625%  10/1/28 $  920 $    885
Ford Motor Company                         7.40%  11/1/46    400      418
                                                                 --------
                                                                    1,303

Banking and Finance                7.3%
BNY Capital Trust                          7.97% 12/31/26  4,000    4,274
Dryden Investor Trust                     7.157%  7/23/08 16,000   15,668G
Ford Motor Credit Company                 6.125%  4/28/03  1,735    1,748
Ford Motor Credit Company                  5.75%  2/23/04  5,000    4,954
General Motors Acceptance
 Corporation                               5.85%  1/14/09  5,000    4,814
General Motors Acceptance
 Corporation                               0.00%  6/15/15 14,900    4,933B
J.P. Morgan & Company, Inc.               6.667%  2/15/12  2,000    1,771F
Key Bank, N.A.                             5.13%  3/18/02  5,000    5,194F
SB Treasury Company LLC                    9.40% 12/29/49  6,680    6,279G
Socgen Real Estate Co. LLC                 7.64% 12/29/49    500      475G
                                                                 --------
                                                                   50,110

Food, Beverage and Tobacco         4.2%
Diageo plc                                8.625%  8/15/01    150      160
J. Seagram & Sons                          6.40% 12/15/03  2,820    2,819
J. Seagram & Sons                          6.80% 12/15/08  2,000    2,001
J. Seagram & Sons                          7.50% 12/15/18  2,120    2,135
J. Seagram & Sons                          7.60% 12/15/28  1,430    1,450
Loews Corporation                         7.625%   6/1/23  8,459    8,453
Nabisco Incorporated                      6.375%   2/1/35  4,250    4,179
Pepsi Bottling Group Inc.                  7.00%   3/1/29    900      898G
Philip Morris Companies, Inc.              8.75%   6/1/01    100      106
RJR Nabisco, Inc.                          8.75%  8/15/05    850      909
RJR Nabisco, Inc.                          8.50%   7/1/07    800      844
RJR Nabisco, Inc.                          8.75%  7/15/07  4,770    5,107
                                                                 --------
                                                                   29,061

Gas and Pipeline Utilities         0.2%
CMS Panhandle Holding Company             6.125%  3/15/04  1,700    1,695G

Media and Entertainment            2.9%
Continental Cablevision
 Incorporated                              9.00%   9/1/08  2,200    2,588
News America Incorporated                 7.625% 11/30/28  3,000    3,099G
News America Incorporated                  6.75%   1/9/38  5,000    5,015
TCI Communications, Inc.                  7.875%  2/15/26  1,500    1,712
Time Warner, Inc.                          6.85%  1/15/26  2,000    2,037
Time Warner, Inc.                         6.625%  5/15/29  6,000    5,720G
                                                                 --------
                                                                   20,171


LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                  % OF           MATURITY  PAR/
                               NET ASSETS RATE     DATE   SHARES   VALUE
                                      ----------------------------------------
CORPORATE BONDS AND NOTES
 (CONTINUED)

Medical/Drugs                      0.6%
Merck & Co., Inc.                          5.95%  12/1/28 $ 4,400 $  4,078
Telecommunications                 1.0%
AT&T Corp.                                5.625%  3/15/04   4,200    4,177
AT&T Corp.                                 6.50%  3/15/29   2,640    2,581
                                                                  --------
                                                                     6,758

Transportation                     1.0%
Union Pacific Corporation                 6.625%   2/1/29   7,000    6,542

Utilities                          0.4%
System Energy Resources, Inc.              7.43%  1/15/11   2,457    2,470

TOTAL CORPORATE BONDS AND
 NOTES (IDENTIFIED COST
 $122,970)                                                         122,188
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES            2.0%

Fixed-rate Securities              1.5%
Chevy Chase 1997 - A                       7.65% 12/20/07   1,626    1,617
Chevy Chase RACES 1998 - A                 6.85%   8/1/13   4,900    4,757G
FMAC Loan Receivables Trust                7.35%  4/15/19     176      180
Green Tree Recreational,
 Equipment and Consumer Trust
 1998 - A                                  6.71%  5/15/29   3,596    3,641
Rural Housing Trust 1987 - 1               3.33%  10/1/28      13       13
                                                                  --------
                                                                    10,208

Indexed Securities                 0.5%
Matterhorn One Limited Trust              5.889%  1/21/06   2,500    2,499F
Matterhorn One Limited Trust              6.089%  6/21/06     694      693F
                                                                  --------
                                                                     3,192

Stripped Securities               N.M.
Option One CTS Arm Trust                   3.07%  3/25/01  12,095      200D/1/

TOTAL ASSET-BACKED SECURITIES
 (IDENTIFIED COST $14,540)                                          13,600
------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES         5.3%

Fixed-rate Securities              3.3%
Asset Securitization
 Corporation                               6.92%  2/14/29   6,136    6,319
Macerich SCG Funding Limited
 Partnership                               7.08%  3/15/06   6,000    6,231G
Merrill Lynch Mortgage
 Investors, Inc.                           6.69% 11/21/28     103      104
Merrill Lynch Mortgage
 Investors, Inc.                           6.96% 11/21/28   1,358    1,406
Nomura Asset Securities
 Corporation                               7.07%  4/13/36   2,655    2,721

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                  % OF           MATURITY  PAR/
                               NET ASSETS RATE     DATE   SHARES   VALUE
                                       --------------------------------------
MORTGAGE-BACKED SECURITIES
 (CONTINUED)

Fixed-rate Securities
 (continued)
Nomura Asset Securities
 Corporation                               7.12%  4/13/36 $ 4,500 $ 4,651
Resolution Trust Corporation               9.20%  6/25/24   1,281   1,280
                                                                  -------
                                                                   22,712

Indexed Securities                N.M.
Prudential Securities Secured
 Financing Corp.                           5.61%  4/25/26      75      75F
Resolution Trust Corporation               7.25%  9/25/21      57      57F
                                                                  -------
                                                                      132

Stripped Securities               N.M.
Structured Mortgage Asset
 Residential Trust                         2500%  8/25/22    N.M.       2D/1/
Structured Mortgage Asset
 Residential Trust                         0.09%  1/25/23   9,385       8D/1/
                                                                  -------
                                                                       10

Variable-rate Securities           2.0%
Resolution Trust Corporation               6.48% 10/25/17      48      48C
Resolution Trust Corporation               6.87%  5/25/21     793     792C
Resolution Trust Corporation              10.30%  8/25/21     136     136C
Resolution Trust Corporation               6.95% 10/25/21   3,303   3,290C
Resolution Trust Corporation               6.88%  6/25/24   8,000   7,942C
Resolution Trust Corporation               7.10% 10/25/28     120     119C
Resolution Trust Corporation               7.58%  9/25/29   1,188   1,189C
                                                                  -------
                                                                   13,516

TOTAL MORTGAGE-BACKED
 SECURITIES (IDENTIFIED COST
 $35,203)                                                          36,370

-----------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS                      23.6%

Fixed-rate Securities              8.9%
United States Treasury Bonds              6.375%  8/15/27     910     973
United States Treasury Bonds              6.125% 11/15/27  16,800  17,435
United States Treasury Bonds               5.50%  8/15/28   1,700   1,623
United States Treasury Bonds               5.25% 11/15/28   3,150   2,938
United States Treasury Notes              5.375%  7/31/00     700     703
United States Treasury Notes              6.375%  9/30/01   8,100   8,342
United States Treasury Notes               5.75% 10/31/02   4,650   4,736
United States Treasury Notes               5.75% 11/30/02   2,600   2,648
United States Treasury Notes              5.625% 12/31/02   4,300   4,362
United States Treasury Notes               5.25%  8/15/03  11,220  11,239
United States Treasury Notes               5.75%  8/15/03   4,080   4,163
United States Treasury Notes               4.75%  2/15/04   1,600   1,575
                                                                  -------
                                                                   60,737


LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                      % OF           MATURITY  PAR/
                                   NET ASSETS RATE     DATE   SHARES   VALUE
                                       ----------------------------------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (CONTINUED)

Indexed Securities                    14.6%
United States Treasury Inflation-
 Indexed Security                             3.375% 1/15/07  $24,981 $ 24,044E
United States Treasury Inflation-
 Indexed Security                             3.625% 1/15/08   29,167   28,493E
United States Treasury Inflation-
 Indexed Security                             3.875% 1/15/09    2,705    2,697E
United States Treasury Inflation-
 Indexed Security                             3.625% 4/15/28   46,991   44,993E
                                                                      --------
                                                                       100,227
Zero-Coupon BondB                      0.1%
Tennessee Valley Authority                     0.00% 11/1/19    3,064      778

TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (IDENTIFIED COST
 $164,493)                                                             161,742
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES           43.9%

Fixed-rate Securities                 43.3%
Fannie Mae                                     7.00%  9/1/07       87       89
Fannie Mae                                     7.00% 12/1/07      596      607
Fannie Mae                                     7.00%  1/1/08      404      411
Fannie Mae                                     7.00%  1/1/08      329      336
Fannie Mae                                     7.00%  3/1/08      378      385
Fannie Mae                                     7.00%  5/1/09      270      276
Fannie Mae                                     7.00%  6/1/09      124      127
Fannie Mae                                     7.00% 12/1/09       66       68
Fannie Mae                                     7.00% 12/1/09       60       61
Fannie Mae                                     7.00%  6/1/10       59       61
Fannie Mae                                     7.00% 11/1/10      195      199
Fannie Mae                                     7.00%  1/1/11       49       50
Fannie Mae                                     7.00%  1/1/11      450      460
Fannie Mae                                     7.00%  5/1/11       85       87
Fannie Mae                                     7.00%  7/1/11       35       35
Fannie Mae                                     7.00% 12/1/11      262      268
Fannie Mae                                     7.00%  4/1/12      332      339
Fannie Mae                                     7.00%  4/1/12      223      228
Fannie Mae                                     7.00%  5/1/12      227      232
Fannie Mae                                     7.00%  6/1/12      367      375
Fannie Mae                                     7.00%  7/1/12      127      129
Fannie Mae                                     7.00%  7/1/12      403      411
Fannie Mae                                     7.00%  7/1/12      356      364
Fannie Mae                                     7.00%  7/1/12       81       83
Fannie Mae                                     7.00%  7/1/12      153      157
Fannie Mae                                     7.00%  7/1/12      357      365

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                      % OF          MATURITY  PAR/
                                   NET ASSETS RATE    DATE   SHARES  VALUE
                                      ---------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (CONTINUED)

Fixed-rate Securities (continued)
Fannie Mae                                    7.00%  7/1/12  $ 347  $    354
Fannie Mae                                    7.00%  7/1/12    376       384
Fannie Mae                                    7.00%  8/1/12     92        94
Fannie Mae                                    7.00%  8/1/12    418       427
Fannie Mae                                    7.00%  8/1/12    335       342
Fannie Mae                                    7.00%  9/1/12    422       432
Fannie Mae                                    7.00%  9/1/12    404       412
Fannie Mae                                    7.00%  9/1/12    337       344
Fannie Mae                                    7.00% 10/1/12    146       149
Fannie Mae                                    7.00% 10/1/12    406       415
Fannie Mae                                    7.00% 10/1/12    367       374
Fannie Mae                                    7.00% 11/1/12     49        50
Fannie Mae                                    7.00% 11/1/12    585       598
Fannie Mae                                    7.00% 11/1/12    372       380
Fannie Mae                                    7.00% 11/1/12    274       280
Fannie Mae                                    7.00% 12/1/12    401       410
Fannie Mae                                    7.00% 12/1/12     64        66
Fannie Mae                                    7.00% 12/1/12     63        64
Fannie Mae                                    7.00% 12/1/12    535       546
Fannie Mae                                    6.50%  4/1/14  9,200     9,283H
Fannie Mae                                    7.50%  6/1/25    370       380H
Fannie Mae                                    7.50%  6/1/25    343       352H
Fannie Mae                                    7.50%  7/1/25    441       453H
Fannie Mae                                    7.50%  8/1/25     76        78
Fannie Mae                                    7.50%  8/1/25     75        77
Fannie Mae                                    7.50%  9/1/25    496       509
Fannie Mae                                    7.50% 10/1/25    107       110
Fannie Mae                                    7.50% 10/1/25    251       258
Fannie Mae                                    7.50% 11/1/25     30        31
Fannie Mae                                    6.00%  1/1/26  1,510     1,469
Fannie Mae                                    7.50%  5/1/26    311       320
Fannie Mae                                    7.50%  5/1/26     42        43
Fannie Mae                                    7.50%  7/1/26     27        28
Fannie Mae                                    7.50%  7/1/26     19        19
Fannie Mae                                    7.50%  7/1/26    266       274
Fannie Mae                                    7.50%  8/1/26    304       313
Fannie Mae                                    7.50% 10/1/26    280       287
Fannie Mae                                    7.50% 11/1/26    395       405
Fannie Mae                                    7.50% 11/1/26    278       286
Fannie Mae                                    7.50% 12/1/26    377       387
Fannie Mae                                    7.00%  1/1/27    839       851
Fannie Mae                                    7.00%  4/1/27  2,058     2,086

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                      % OF          MATURITY  PAR/
                                   NET ASSETS RATE    DATE   SHARES VALUE
                                      ------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (CONTINUED)

Fixed-rate Securities (continued)
Fannie Mae                                    7.50%  5/1/27  $  355 $  365
Fannie Mae                                    7.50%  5/1/27     297    305
Fannie Mae                                    7.50%  6/1/27     232    238
Fannie Mae                                    7.50%  6/1/27     227    233
Fannie Mae                                    7.50%  6/1/27     386    396
Fannie Mae                                    7.50%  6/1/27     266    274
Fannie Mae                                    7.50%  6/1/27     387    397
Fannie Mae                                    7.50%  7/1/27     232    239
Fannie Mae                                    7.50%  7/1/27     114    117
Fannie Mae                                    7.50%  7/1/27     112    115
Fannie Mae                                    7.50%  8/1/27     573    588
Fannie Mae                                    7.50%  8/1/27     367    377
Fannie Mae                                    7.50%  8/1/27     627    644
Fannie Mae                                    7.50%  9/1/27     418    429
Fannie Mae                                    7.50%  9/1/27     344    353
Fannie Mae                                    7.50%  9/1/27     320    329
Fannie Mae                                    7.50%  9/1/27     160    164
Fannie Mae                                    7.50%  9/1/27      78     80
Fannie Mae                                    7.50% 10/1/27     172    177
Fannie Mae                                    7.50% 10/1/27     501    515
Fannie Mae                                    7.50% 10/1/27     398    409
Fannie Mae                                    7.50% 10/1/27     288    296
Fannie Mae                                    7.50% 10/1/27     237    243
Fannie Mae                                    7.50% 10/1/27     331    340
Fannie Mae                                    7.50% 10/1/27     290    298
Fannie Mae                                    6.00% 11/1/27   2,854  2,774
Fannie Mae                                    6.00% 11/1/27     938    912
Fannie Mae                                    6.00% 11/1/27     489    475
Fannie Mae                                    7.00% 11/1/27     113    115
Fannie Mae                                    7.50% 11/1/27     146    150
Fannie Mae                                    7.50% 11/1/27     488    502
Fannie Mae                                    7.50% 11/1/27     516    531
Fannie Mae                                    7.50% 11/1/27     271    279
Fannie Mae                                    7.50% 11/1/27     333    342
Fannie Mae                                    7.50% 11/1/27     339    349
Fannie Mae                                    7.50% 11/1/27     278    286
Fannie Mae                                    7.50% 11/1/27     405    416
Fannie Mae                                    7.50% 11/1/27     269    276
Fannie Mae                                    7.50% 11/1/27     304    312
Fannie Mae                                    7.50% 12/1/27     381    392
Fannie Mae                                    7.50% 12/1/27     387    398
Fannie Mae                                    7.50% 12/1/27      65     66

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                       % OF          MATURITY  PAR/
                                    NET ASSETS RATE    DATE   SHARES  VALUE
                                      ----------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (CONTINUED)

Fixed-rate Securities (continued)
Fannie Mae                                     7.50% 12/1/27  $  197 $    203
Fannie Mae                                     7.50% 12/1/27     528      543
Fannie Mae                                     7.50%  1/1/28     427      438
Fannie Mae                                     7.50%  2/1/28     278      286
Fannie Mae                                     7.50%  3/1/28     327      336
Fannie Mae                                     7.50%  3/1/28     221      227
Fannie Mae                                     7.50%  4/1/28     402      413
Fannie Mae                                     7.50%  4/1/28     402      413
Fannie Mae                                     7.50%  4/1/28     320      329
Fannie Mae                                     7.50%  4/1/28     347      356
Fannie Mae                                     7.50%  4/1/28     268      275
Fannie Mae                                     7.50%  4/1/28     614      631
Fannie Mae                                     7.50%  4/1/28     596      612
Fannie Mae                                     7.50%  4/1/28     371      382
Fannie Mae                                     7.00%  5/1/28   2,442    2,475
Fannie Mae                                     7.50%  5/1/28     250      257
Fannie Mae                                     7.50%  5/1/28     337      346
Fannie Mae                                     7.50%  5/1/28     330      339
Fannie Mae                                     7.50%  5/1/28     364      374
Fannie Mae                                     7.50%  5/1/28     585      601
Fannie Mae                                     7.00%  6/1/28     989    1,002
Fannie Mae                                     7.00%  6/1/28     557      565
Fannie Mae                                     7.50%  6/1/28     371      381
Fannie Mae                                     7.50%  6/1/28     153      157
Fannie Mae                                     6.50%  7/1/28   1,988    1,979
Fannie Mae                                     6.50%  7/1/28   6,854    6,822
Fannie Mae                                     6.50%  7/1/28   9,199    9,155
Fannie Mae                                     6.50%  7/1/28  15,337   15,265
Fannie Mae                                     6.50%  7/1/28  14,594   14,525
Fannie Mae                                     7.00%  7/1/28   2,242    2,273
Fannie Mae                                     7.50%  7/1/28     339      348
Fannie Mae                                     6.00%  3/1/29   1,450    1,439H
Fannie Mae                                     6.50%  3/1/29   8,000    7,963H
Fannie Mae                                     6.50%  3/1/29  39,600   39,414
Fannie Mae                                     6.50%  3/1/29  30,103   29,962
Fannie Mae                                     6.00%  4/1/29  45,250   43,977H
Fannie Mae                                     7.00%  4/1/29   4,900    4,968H
Federal Housing Authority USGI #68             7.43%  3/1/21     239      239
Freddie Mac                                    8.25%  8/1/01      14       15
Freddie Mac                                    9.25%  6/1/02      75       77
Freddie Mac                                    6.75%  5/1/04     122      123
Freddie Mac                                    7.50%  4/1/06      89       91

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                 % OF             MATURITY  PAR/
                              NET ASSETS  RATE      DATE   SHARES   VALUE
                                -----------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (CONTINUED)
Fixed-rate Securities (con-
 tinued)
Freddie Mac                                 9.75%   7/1/08 $   258 $    269
Freddie Mac                                 5.50%  12/1/13   1,000      975
Freddie Mac                                 5.50%   1/1/14   2,000    1,949
Freddie Mac                                 5.50%   2/1/14   1,400    1,364
Freddie Mac                                 5.50%   2/1/14   2,000    1,950
Freddie Mac                                 9.30%  4/15/19   1,505    1,592
Freddie Mac                                 7.00%   4/1/24   2,484    2,523
Freddie Mac                                 7.00%   4/1/24   2,262    2,296
Freddie Mac                                 7.00%   1/1/27   6,405    6,502
Freddie Mac                                 6.00%   4/1/29  28,720   27,939H
Government National Mortgage
 Association                                9.50%  3/15/03      93       98
Government National Mortgage
 Association                               10.25%  6/15/03      19       20
Government National Mortgage
 Association                               10.00% 11/15/09       5        5
Government National Mortgage
 Association                                7.50% 10/15/22     247      255
Government National Mortgage
 Association                                7.50% 12/15/22     154      159
Government National Mortgage
 Association                                7.50% 12/15/22      63       65
Government National Mortgage
 Association                                7.00%  1/15/24      19       19
Government National Mortgage
 Association                                7.50%  9/15/26     688      709
Government National Mortgage
 Association                                6.00%   4/1/29   9,900    9,620H
Government National Mortgage
 Association                                6.50%   4/1/29     440      438H
Government National Mortgage
 Association                                7.00%   4/1/29     600      609H
                                                                   --------
                                                                    297,051
Stripped Securities              0.3%
Fannie Mae                                  9.50%   2/1/17     190       49D/1/
Fannie Mae                               1009.50%  2/25/20    N.M.        4D/1/
Fannie Mae                               1009.25%  8/25/21       9      213D/1/
Fannie Mae                                  0.00%  5/25/22   1,738    1,420D/2/
Freddie Mac                                10.00%   3/1/21   1,627      374D/1/
Freddie Mac                                 0.00%  7/15/22     255      206D/2/
Freddie Mac                                 0.00%  9/15/22       8        8D/2/
                                                                   --------
                                                                      2,274

Variable-rate Securities         0.3%
Government National Mortgage
 Association                               6.125% 12/20/21   1,024    1,042C
Government National Mortgage
 Association                               6.875%  6/20/25     831      841C
                                                                   --------
                                                                      1,883
TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $299,975)                                         301,208
-------------------------------------------------------------------------------



LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                             % OF           MATURITY  PAR/
                                          NET ASSETS RATE     DATE   SHARES       VALUE
                                      ----------------------------------------------------
YANKEE BONDSA                                 2.7%

Fixed-rate Securities                         2.7%
Hydro-Quebec                                          8.05%   7/7/24 $ 4,895     $  5,663G
PDVSA Finance Limited LTD 1998-1                      7.50% 11/15/28   2,000        1,480G
Province of Manitoba                                  9.50%  9/15/18   3,630        4,844
Quebec Province                                       7.22%  7/22/36   1,105        1,232
YPF Sociedad Anonima                                  7.50% 10/26/02   2,192        2,182G
YPF Sociedad Anonima                                  7.75%  8/27/07   3,250        3,104
                                                                                 --------

TOTAL YANKEE BONDS
 (IDENTIFIED COST $19,435)                                                         18,505
------------------------------------------------------------------------------------------

COMMON STOCKS AND EQUITY INTERESTS            0.7%

Black Rock Strategic Term Trust, Inc.                                     56 shs      518
Home Ownership Funding                                                     4        4,251G
                                                                                 --------

TOTAL COMMON STOCKS AND EQUITY INTERESTS
 (IDENTIFIED COST $4,962)                                                           4,769
------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS                       18.7%

Asset-backed Security                        N.M.
Navistar Financial Corp. Owner Trust                  6.35%  1/15/00 $    33           33

Corporate Bonds and Notes                     2.8%
Countrywide Home Loan                                5.048%  1/26/00   5,000        4,998F
IBM Credit Corporation                                5.68%   7/7/99   5,000        5,008
IBM Credit Corporation                                5.79%  3/20/00   4,000        4,020
PHH Corporation                                       5.58%  2/17/00   5,000        5,000
                                                                                 --------
                                                                                   19,026

U.S. Government Agency                        0.4%
Fannie Mae                                            4.74%  5/18/99   2,750        2,733I

Repurchase Agreement                         15.5%
Lehman Brothers, Inc.
 4.97% dated 3/31/99, to be repurchased
 at $106,296 on 4/1/99 (Collateral:
 $76,775 Fannie Mae Medium-term Notes,
 5.10%-7.43% due 7/7/99-3/14/13, value
 $77,281; $14,260 Freddie Mac Medium-
 term Notes, 6.00% due 8/11/04, value
 $14,331; $9,465 Tennessee Valley
 Authority, 6.00% due 11/1/00, value
 $9,817; $6,875 Federal Farm Credit Bank
 Floating-rate Notes, 6.00% due 10/1/99,
 value $6,889)                                                       106,281      106,281

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                  % OF
                                               NET ASSETS              VALUE
                                                   ----------------------------
SHORT-TERM INVESTMENTS
                                                           ACTUAL
                                                          CONTRACTS
                                                               --------------
Options Purchased                                  N.M.
Eurodollar Future Call, June
 99, Strike Price $95.00                                       471   $      53
Eurodollar Future Call, June
 99, Strike Price $95.25                                       151           4
                                                                     ---------
                                                                            57

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST
 $128,347)                                                             128,130
-------------------------------------------------------------------------------

TOTAL INVESTMENTS
 (IDENTIFIED COST $789,925)                       114.7 %              786,512

OTHER ASSETS LESS LIABILITIES                     (14.7)%             (101,023)
                                                                     ---------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
 62,268 shares outstanding                                $688,945
Under/(over) distributed net investment
 income                                                      7,356
Accumulated net realized gain/(loss) on
 investments                                                (7,468)
Unrealized appreciation/(depreciation) of
 investments                                                (3,344)
                                                          --------
NET ASSETS                                       100.0 %             $ 685,489
                                                                     =========
NET ASSET VALUE PER SHARE                                            $   11.01
                                                                     =========
-------------------------------------------------------------------------------


LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

March 31, 1999

(Amounts in Thousands)

-------------------------------------------------------------------------------


                                                            ACTUAL   APPRECIATION/
                                                EXPIRATION CONTRACTS (DEPRECIATION)
                                                ---------- --------- --------------
Futures Contracts Purchased
U.S. Treasury Bonds Futures                      June 99     1,295       $(116)
Futures Contracts Written
U.S. Treasury Notes Futures                      June 99        51           1
U.S. Treasury Notes Futures                      June 99       306          67
                                                                         -----
                                                                            68
Options Written
U.S. Treasury Bonds
 Future Put, Strike Price $120.00                 May 99        30          (9)
U.S. Treasury Bonds
 Future Call, Strike Price $124.00                May 99       210          79
U.S. Treasury Notes
 Future Call, Strike Price $112.00                May 99        93           9
U.S. Treasury Notes
 Future Call, Strike Price $116.00                May 99       182          38
                                                                         -----
                                                                           117
-----------------------------------------------------------------------------------

A Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
B Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C The coupon rates shown on variable-rate securities are the rates at March
  31, 1999. These rates vary with the weighted average coupon of the underlying loans.
D Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
E United States Treasury Inflation-Indexed Security - U.S. Treasury Security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
F Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1999.
G Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
H When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I Collateral to cover Future contracts
N.M. Not meaningful
See Notes to Financial Statements

STATEMENT OF OPERATIONS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------


                                                          FOR THE YEAR
                                                             ENDED
                                                         MARCH 31, 1999
                                                         --------------
INVESTMENT INCOME:
  Interest                                                  $ 41,414
  Dividends                                                    1,467
                                                            --------
    Total income                                              42,881
EXPENSES:
  Advisory fee                                                 3,113
  Custodian fees                                                 196
  Registration fees                                               44
  Reports to shareholders                                         38
  Transfer agent and shareholder servicing expense                29
  Legal and audit fees                                            28
  Directors' fees                                                 16
                                                            --------
    Total expenses                                             3,464
                                                            --------
NET INVESTMENT INCOME                                         39,417
                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Investments                                               10,693
    Options                                                    2,642
    Futures                                                   (1,581)
                                                            --------
                                                              11,754
  Change in unrealized appreciation (depreciation) on
   investments, options and futures                          (13,322)
                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS        (1,568)
                                                            --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              $ 37,849
                                                            ========


--------------------------------------------------------------------------------


See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------


                                    FOR THE YEAR   FOR THE NINE   FOR THE YEAR
                                       ENDED       MONTHS ENDED       ENDED
                                   MARCH 31, 1999 MARCH 31, 1998A JUNE 30, 1997
                                       ----------------------------------------
CHANGE IN NET ASSETS:
Net investment income                 $ 39,417       $ 26,485       $ 32,258
Net realized gain (loss) on
 investments, options and futures       11,754         15,613          6,820
Change in unrealized appreciation
 of investments, options and
 futures                               (13,322)         7,121          2,086
                                      --------       --------       --------
Change in net assets resulting
 from operations                        37,849         49,219         41,164
Distributions to shareholders
 from:
  Net investment income                (39,129)       (27,271)       (29,354)
  Net realized gain on investments     (32,711)        (6,743)          (306)
Change in net assets from:
  Fund share transactions              101,804         94,118         43,150
                                      --------       --------       --------
  Change in net assets                  67,813        109,323         54,654
NET ASSETS:
  Beginning of period                  617,676        508,353        453,699
                                      --------       --------       --------
  End of period (including
   undistributed net investment
   income of $7,356, $6,997, and
   $7,615, respectively)              $685,489       $617,676       $508,353
                                      ========       ========       ========


--------------------------------------------------------------------------------
A The year end for LM Institutional Fund Advisors I, Inc. -Western Asset Core
  Portfolio has been changed from June 30 to March 31.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTSA

LM Institutional Fund Advisors I, Inc.

Western Asset Core Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

--------------------------------------------------------------------------------


                                                       FOR THE
                                           FOR THE   NINE MONTHS
                                          YEAR ENDED    ENDED                   FOR THE
                                          MARCH 31,   MARCH 31,          YEARS ENDED JUNE 30,
                                             1999 ------------------------------------------------1998B
                                                                    1997      1996      1995      1994
                          -------------------------------------------------------------------------------
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period                                    $  11.59   $  11.28    $  11.05  $  11.22  $  10.50  $  11.66
                                           --------   --------    --------  --------  --------  --------
Net investment
 incomeC                                       0.64       0.49        0.70      0.67      0.69      0.57
Net realized and
 unrealized gain
 (loss) on
 investments,
 options and
 futures                                      (0.01)      0.49        0.19     (0.14)     0.72     (0.63)
                                           --------   --------    --------  --------  --------  --------
Total from
 investment
 operations                                    0.63       0.98        0.89      0.53      1.41     (0.06)
                                           --------   --------    --------  --------  --------  --------
Distributions to shareholders from:
  Net investment
   income                                     (0.65)     (0.53)      (0.65)    (0.66)    (0.69)    (0.61)
  Net realized
   gain on
   investments                                (0.56)     (0.14)      (0.01)    (0.04)       --     (0.49)
                                           --------   --------    --------  --------  --------  --------
Total
 distributions                                (1.21)     (0.67)      (0.66)    (0.70)    (0.69)    (1.10)
                                           --------   --------    --------  --------  --------  --------
Net asset value,
 end of period                             $  11.01   $  11.59    $  11.28  $  11.05  $  11.22  $  10.50
                                           ========   ========    ========  ========  ========  ========
Total returnC                                  5.61%      8.91%D      8.27%     4.86%    14.12%    -0.89%

RATIOS/SUPPLEMENTAL DATA:
Ratios to
 average net
 assets:
  ExpensesC                                    0.50%      0.50%E      0.50%     0.50%     0.50%     0.50%
  Net investment
   incomeC                                      5.7%       6.0%E       6.4%      6.3%      7.0%      6.0%
Portfolio
 turnover rate                                484.3%     226.9%E     384.8%    266.0%    257.9%    272.5%
Net assets, end of period (in thousands)   $685,489   $617,676    $508,353  $453,699  $336,774  $205,959

--------------------------------------------------------------------------------
A All per share figures reflect the 10 for 1 stock split effective May 29,
  1998.
B The year end for LM Institutional Fund Advisor's I, Inc. - Core Portfolio has
  been changed from June 30 to March 31.
C Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the year ended March 31, 1999 and the nine months ended March 31, 1998, and 0.50%, 0.53%, 0.53% and 0.58% for the years ended June 30, 1997, 1996, 1995 and 1994, respectively.
D Not annualized
E Annualized

See Notes to Financial Statements

STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                             % OF           MATURITY  PAR/
                          NET ASSETS RATE     DATE   SHARES VALUE
                                      -----------------------------
CORPORATE BONDS AND
 NOTES                       16.7%

Aerospace/Defense             0.8%
Raytheon Company                      6.75%  8/15/07 $  960 $  984

Automotive                    0.6%
Ford Motor Company                   6.625%  2/15/28    200    193
Ford Motor Company                   6.625%  10/1/28     80     77
General Motors
 Corporation                          6.75%   5/1/28    500    487
                                                            ------
                                                               757

Banking and Finance           5.4%
BNY Capital Trust                     7.97% 12/31/26  1,000  1,069
Ford Motor Credit
 Company                             6.125%  4/28/03  1,000  1,008
General Motors
 Acceptance Corporation               5.85%  1/14/09  2,000  1,925
IBJ Preferred Capital
 Co. LLC                              8.79% 12/29/49    500    421B
Lehman Brothers Holdings
 Incorporated                         6.50%  9/25/00  1,000  1,007
SB Treasury Company LLC               9.40% 12/29/49    500    470B
Zurich Capital Trust I               8.376%   6/1/37    500    536B
                                                            ------
                                                             6,436

Business Services             0.9%
Cendant Corporation                   7.75%  12/1/03  1,100  1,129

Food, Beverage and
 Tobacco                      1.2%
J. Seagram & Sons                     6.40% 12/15/03    510    510
J. Seagram & Sons                     6.80% 12/15/08    360    360
J. Seagram & Sons                     7.50% 12/15/18    340    343
J. Seagram & Sons                     7.60% 12/15/28    180    182
                                                            ------
                                                             1,395

Gas and Pipeline
 Utilities                    0.2%
CMS Panhandle Company                 7.00%  7/15/29    300    298B

Media and Entertainment       3.9%
Continental Cablevision
 Incorporated                         9.00%   9/1/08  1,000  1,176
News America Holdings
 Incorporated                         8.25% 10/17/96  1,100  1,198
News America
 Incorporated                         6.75%   1/9/38    200    201
TCI Communications Inc.              7.875%  2/15/26    500    571
TCI Communications Inc.              7.125%  2/15/28  1,180  1,239
Time Warner, Inc.                    8.375%  3/15/23    200    232
                                                            ------
                                                             4,617

Telecommunications            1.5%
AT&T Corp                             9.65%  3/31/27  1,480  1,771


LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                    % OF            MATURITY  PAR/
                                 NET ASSETS  RATE     DATE   SHARES  VALUE
                                      -----------------------------------------
CORPORATE BONDS AND NOTES
 (CONTINUED)

Transportation                       1.8%
Burlington Northern Santa Fe
 Corporation                                 6.375% 12/15/05 $  360 $   363
Consolidated Rail Corporation                7.875%  5/15/43    200     213
CSX Corporation                               6.25% 10/15/08    570     560
CSX Corporation                               7.90%   5/1/17    500     546
Norfolk Southern Corporation                  7.80%  5/15/27    370     411
                                                                    -------
                                                                      2,093

Utilities                            0.4%
Niagara Mohawk Power
 Corporation                                  7.75%  10/1/08    500     537

TOTAL CORPORATE BONDS AND NOTES
 (IDENTIFIED COST $20,239)                                           20,017
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES           3.3%

Fixed-rate Securities                3.3%
Asset Securitization
 Corporation                                  7.49%  4/14/29  1,050   1,117
Chase Commercial Mortgage
 Securities Corp.                             6.56%  5/18/30  2,750   2,795
                                                                    -------


TOTAL MORTGAGE-BACKED
 SECURITIES (IDENTIFIED COST
 $3,932)                                                              3,912
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS                        37.8%
Fixed-rate Securities                6.7%
United States Treasury Bonds                11.875% 11/15/03  2,230   2,820
United States Treasury Bonds                 6.125% 11/15/27  5,000   5,189
                                                                    -------
                                                                      8,009

Indexed Securities                  31.0%
United States Treasury
 Inflation-Indexed Security                  3.625%  1/15/08  7,872   7,690E
United States Treasury
 Inflation-Indexed Security                  3.875%  1/15/09  9,878   9,850E
United States Treasury
 Inflation-Indexed Security                  3.625%  4/15/28 20,418  19,550E
                                                                    -------
                                                                     37,090


Stripped Securities                  0.1%
United States Treasury Bond                   0.00%  2/15/23    620     150H/2/

TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS (IDENTIFIED
 COST $45,639)                                                       45,249
-------------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                 % OF            MATURITY  PAR/
                              NET ASSETS  RATE     DATE   SHARES   VALUE
                                    --------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES      32.0%

Fixed-rate Securities            32.0%
Fannie Mae                                 6.50%   4/1/14 $   400 $   404D
Fannie Mae                                 6.50%   7/1/28   1,536   1,529
Fannie Mae                                 6.50%   3/1/29   2,900   2,886
Fannie Mae                                 6.50%   3/1/29   2,300   2,290
Fannie Mae                                 6.00%   4/1/29  13,000  12,634D
Freddie Mac                                5.50%  12/1/13     900     877
Freddie Mac                                5.50%   2/1/14   1,000     975
Freddie Mac                                6.50%   4/1/29     200     199D
Government National Mortgage
 Association                               7.50%  3/15/23     340     351
Government National Mortgage
 Association                               7.50%  4/15/23     430     443
Government National Mortgage
 Association                               7.50%  5/15/23     481     497
Government National Mortgage
 Association                               7.50%  5/15/23     531     548
Government National Mortgage
 Association                               7.50%  5/15/23     382     395
Government National Mortgage
 Association                               7.50%  5/15/23     387     399
Government National Mortgage
 Association                               7.50%  6/15/23     350     361
Government National Mortgage
 Association                               7.00%  7/15/23      41      42
Government National Mortgage
 Association                               7.50%  7/15/23     474     482
Government National Mortgage
 Association                               7.00%  8/15/23      43      43
Government National Mortgage
 Association                               7.00%  9/15/23     495     504
Government National Mortgage
 Association                               7.00%  9/15/23     700     712
Government National Mortgage
 Association                               7.00% 10/15/23   2,601   2,646
Government National Mortgage
 Association                               7.00% 11/15/23      51      52
Government National Mortgage
 Association                               7.50%  7/15/28     243     251
Government National Mortgage
 Association                               7.50%  7/15/28   1,128   1,163
Government National Mortgage
 Association                               7.50%  7/15/28     165     170
Government National Mortgage
 Association                               7.50%  7/15/28      99     102
Government National Mortgage
 Association                               7.00%   4/1/29   7,200   7,310D
                                                                  -------

TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $38,169)                                         38,265
--------------------------------------------------------------------------
YANKEE BONDSA                     6.2%

Fixed-rate Securities             5.5%
PDVSA Finance LTD 1998-1                   7.50% 11/15/28     500     370B
Petroleos Mexicanos                        8.85%  9/15/07     785     730
Province of Manitoba                       9.50%  9/15/18     270     360
Quebec Province                            7.22%  7/22/36     650     725
Republic of Argentina                     11.00% 12/04/05     500     478
Republic of Argentina                     11.75%   4/7/09     780     762
Republic of Argentina                    12.125%  2/25/19     440     436
Republic of Panama                        9.375%   4/1/29     100     100

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                  % OF           MATURITY   PAR/
                               NET ASSETS RATE     DATE    SHARES    VALUE
                                      ----------------------------------------
YANKEE BONDS (CONTINUED)

Fixed-rate Securities
 (continued)
Republic of South Korea                   8.875%  4/15/08  $  580   $   620
United Mexican States                     11.50%  5/15/26     870       972
YPF Sociedad Anonima                       7.75%  8/27/07   1,000       955
                                                                    -------
                                                                      6,508

Indexed Securities                 0.7%
Republic of Argentina                     5.874%  3/31/05   1,009       864G
Vnesheconombank                           5.874% 12/15/20     200        13F,G
Vnesheconombank                           5.874% 12/15/15       3      N.M.G
                                                                    -------
                                                                        877

TOTAL YANKEE BONDS
 (IDENTIFIED COST $7,320)                                             7,385
------------------------------------------------------------------------------
FOREIGN BONDS                      2.6%
Buoni del Tesoro Poliennali                6.50%  11/1/27     850     1,097I
New Zealand Government                     7.00%  7/15/09     500       290J
United Kingdom Treasury Stock              8.00%   6/7/21      30        71K
United Kingdom Treasury Stock              6.00%  12/7/28     800     1,616K
                                                                    -------

TOTAL FOREIGN BONDS
 (IDENTIFIED COST $3,256)                                             3,074
------------------------------------------------------------------------------
WARRANTS                          N.M.

Republic of Argentina                                        N.M.         1

TOTAL WARRANTS
 (IDENTIFIED COST $12)                                                    1
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS             9.4%

U.S. Government Agency             0.6%
Fannie Mae                                 4.74%  5/18/99    $750       741L

Repurchase Agreement               8.8%
Lehman Brothers, Inc.
 4.97% dated 3/31/99 to be
 repurchased at $10,515 on
 4/01/99 (Collateral:$10,490
 Federal Home Loan Bank
 Medium-term Note 6.02%, due
 4/29/04, value $10,724)                                   10,514    10,514

                                                           ACTUAL
                                                          CONTRACTS
                                                                --------------
Options Purchased                 N.M.
Eurodollar Future Call, June
 99, Strike Price $95.00                                       78         9
Eurodollar Future Call, June
 99, Strike Price $95.25                                        9      N.M.
                                                                    -------
                                                                          9

TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $11,298)                                           11,264
------------------------------------------------------------------------------


LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

March 31, 1999

(Amounts in Thousands)

-------------------------------------------------------------------------------

                                            % OF
                                         NET ASSETS                    VALUE
                                               --------------------------------
TOTAL INVESTMENTS
 (IDENTIFIED COST  $129,865)               108.0%                     $129,167
OTHER ASSETS LESS LIABILITIES               (8.0)%                      (9,521)
                                                                      --------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable
 to 11,998 shares outstanding                               $120,404
Under/(over) distributed net investment
 income                                                        1,513
Accumulated net realized gain/(loss) on
 investments                                                  (1,658)
Unrealized appreciation/(depreciation)
 of investments and foreign
 currency transactions                                          (613)
                                                            --------
NET ASSETS                                 100.0%                     $119,646
                                                                      ========

NET ASSET VALUE PER SHARE                                             $   9.97
                                                                      ========
-------------------------------------------------------------------------------



                                                     ACTUAL   APPRECIATION/
                                         EXPIRATION CONTRACTS (DEPRECIATION)
                                                ----------------------------
Futures Contracts Purchased
U.S. Treasury Bonds Futures               June 99      229         $(12)

Futures Contracts Written
U.S. Treasury Notes Futures               June 99       72           12
U.S. Treasury Notes Futures               June 99       27            1
                                                                   ----
                                                                     13

Options Written
U.S. Treasury Bonds Future
 Put, Strike Price $120.00                 May 99        5           (1)
U.S. Treasury Notes Future
 Call, Strike Price $112.00                May 99       15            1
U.S. Treasury Notes Future
 Call, Strike Price $116.00                May 99       32            7
U.S. Treasury Notes Future
 Call, Strike Price $124.00                May 99       36           13
                                                                   ----
                                                                     20
----------------------------------------------------------------------------

A Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
B Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
C The coupon rates shown on variable-rate securities are the rates at March
  31, 1999. These rates vary with the weighted average coupon of the underlying loans.
D When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
E United States Treasury Inflation-Indexed Security - U.S. Treasury Security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
F Pay-In-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional bonds rather than in cash.
G Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1999.
H Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I Denominated in Italian Lira
J Denominated in New Zealand Dollars
K Denominated in British Pounds
L Collateral to cover Futures contracts
N.M. Not meaningful

See Notes to Financial Statements

STATEMENT OF OPERATIONS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------


                                                             JULY 8, 1998A
                                                                  TO
                                                             MARCH 31,1999
                                                             -------------
INVESTMENT INCOME:
  Interest                                                      $3,765
EXPENSES:
  Advisory fee                                                     286
  Custodian fees                                                    51
  Registration fees                                                 34
  Legal and audit fees                                              15
  Directors' fees                                                   11
  Transfer agent and shareholder servicing expense                  11
  Reports to shareholders                                            3
                                                                ------
                                                                   411
    Less fees waived                                               (95)
                                                                ------
    Total expenses, net of waivers                                 316
                                                                ------

NET INVESTMENT INCOME                                            3,449
                                                                ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Investments                                                    473
    Options                                                        351
    Futures                                                     (1,708)
    Foreign currency transactions                                   23
                                                                ------
                                                                  (861)
                                                                ------
  Change in unrealized appreciation (depreciation) on:
    Investments, options and futures                              (677)
    Assets and liabilities denominated in foreign currencies        64
                                                                ------
                                                                  (613)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (1,474)
                                                                ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,975
                                                                ======

--------------------------------------------------------------------------------
ACommencement of operations

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                             JULY 8, 1998A
                                                                   TO
                                                             MARCH 31, 1999
                                                             --------------
CHANGE IN NET ASSETS:
Net investment income                                           $  3,449
Net realized gain (loss) on investments, options, futures
 and foreign currency transactions                                  (861)
Change in unrealized appreciation (depreciation) of
 investments, options, futures, assets and liabilities
 denominated in foreign currencies                                  (613)
                                                                --------
Change in net assets resulting from operations                     1,975

Distributions to shareholders from:
  Net investment income                                           (1,958)
  Net realized gain on investments                                  (775)

Change in net assets from
  Fund share transactions                                        120,389
                                                                --------
  Change in net assets                                           119,631

NET ASSETS:
Beginning of period                                                   15
                                                                --------
End of period (including undistributed net investment
 income of $1,513)                                              $119,646
                                                                ========


--------------------------------------------------------------------------------
ACommencement of operations

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

LM Institutional Fund Advisors I, Inc.

Western Asset Core Plus Portfolio

Contained below is per share operating performance data for a share of common stock outstanding through the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

--------------------------------------------------------------------------------

                          JULY 8, 1998A
                                TO
                          MARCH 31, 1999

PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period         $  10.00
                             --------
Net investment incomeB           0.34
Net realized and
 unrealized gain (loss)
 on investments,
 options,
 futures and foreign
 currency transactions          (0.08)
                             --------
Total from investment
 operations                      0.26
                             --------
Distributions to
 shareholders from:
  Net investment income         (0.22)
  Net realized gain on
   investments                  (0.07)
                             --------
Total distributions             (0.29)
                             --------
Net asset value, end of
 period                      $   9.97
                             ========
Total returnB                    2.58%C
RATIO/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
  ExpensesB                      0.50%D
  Net investment incomeB          5.4%D
Portfolio turnover rate         565.7%D
Net assets, end of
 period (in thousands)       $119,646


--------------------------------------------------------------------------------
ACommencement of operations
B Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.65% for the period ending March 31, 1999.
CNot annualized
DAnnualized

See Notes to Financial Statements

STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                  % OF           MATURITY  PAR/
                               NET ASSETS RATE     DATE   SHARES  VALUE
                                      ------------------------------------
CORPORATE BONDS AND NOTES         24.0%

Aerospace/Defense                  0.9%
Raytheon Company                           6.00% 12/15/10 $2,860 $  2,753G

Banking and Finance                7.7%
Dryden Investor Trust                     7.157%  7/23/08  5,000    4,896G
Ford Motor Credit Company                 6.125%  4/28/03  1,580    1,592
Heller Financial, Inc.                     6.66%  7/11/02  1,700    1,735
J.P. Morgan & Company, Inc.                5.75%  2/25/04  3,440    3,394
J.P. Morgan & Company, Inc.               6.667%  2/15/12    710      629F
Lehman Brothers Incorporated              7.625%   6/1/06  1,850    1,929
Lehman Brothers Incorporated              7.375%  1/15/07  1,120    1,154
National Westminster Bancorp              9.375% 11/15/03    290      329
NationsBank Capital Trust III             5.575%  1/15/27  1,300    1,234F
Salomon Smith Barney                       6.25%  1/15/05  1,300    1,292
SB Treasury Company LLC                    9.40% 12/29/49  4,390    4,127G
United States Leasing
 International                             8.75%  12/1/01    500      537
United States Leasing
 International                            6.625%  5/15/03  1,750    1,786
                                                                 --------
                                                                   24,634

Food, Beverage and Tobacco         2.6%
J. Seagram & Sons                          6.40% 12/15/03  6,180    6,177
Philip Morris Companies, Inc.              7.00%  7/15/05  2,000    2,065
                                                                 --------
                                                                    8,242

Gaming                             1.6%
Mirage Resorts Incorporated               6.625%   2/1/05  1,500    1,465
Mirage Resorts Incorporated                6.75%   8/1/07  3,640    3,534
                                                                 --------
                                                                    4,999

Gas and Pipeline Utilities         1.6%
CMS Panhandle Holding Company              6.50%  7/15/09  5,280    5,288G

Media and Entertainment            5.8%
Continental Cablevision, Inc.              8.30%  5/15/06  5,000    5,518
News America Incorporated                 6.703%  5/21/04  3,570    3,615C
TCI Communications, Inc.                   7.61%  10/4/05  3,060    3,308
Time Warner, Inc.                         9.125%  1/15/13  2,000    2,444
Time Warner, Inc.                          7.25% 10/15/17  3,440    3,547
                                                                 --------
                                                                   18,432

Telecommunications                 0.3%
AT&T Corp.                                5.625%  3/15/04    950      945

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                   % OF           MATURITY  PAR/
                                NET ASSETS RATE     DATE   SHARES   VALUE
                                      -----------------------------------------
CORPORATE BONDS AND NOTES
 (CONTINUED)

Transportation                      3.5%
CSX Corporation                             5.85%  12/1/03 $ 5,000 $  4,932
Norfolk Southern Corporation                7.35%  5/15/07   1,730    1,846
Union Pacific Corporation                   7.60%   5/1/05   4,030    4,276
                                                                   --------
                                                                     11,054

TOTAL CORPORATE BONDS AND
 NOTES (IDENTIFIED COST
 $76,499)                                                            76,347
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES            10.3%

Fixed-rate Securities               8.8%
ARG Funding Corporation                     6.02%  5/20/05   3,190    3,179G
Bridgestone/Firestone Master
 Trust                                      6.17%   7/1/03   3,800    3,834
Chevy Chase 1997 - A                        7.65% 12/20/07     892      887
Chevy Chase Home Loan Trust                 7.15%  5/15/15     724      737
CPS Auto Grantor Trust                      6.30%  8/15/02     704      709
CS First Boston Mortgage
 Securities Corporation                     6.62%  9/25/09   4,000    4,010G
Fleetwood Credit Corp. Grantor
 Trust                                      6.75%  3/15/10   2,697    2,701
Green Tree Financial
 Corporation                                6.90%  2/15/04   1,992    2,008
Guaranteed Export Certificates              6.13%  6/15/04   1,294    1,311
Irwin Home Equity                           6.77%  7/15/06     304      304
Lehman FHA Title 1 Loan Trust               7.71%  8/25/17   1,351    1,375
Long Beach Acceptance Auto
 Grantor Trust                              6.85% 10/15/03   2,069    2,081G
Mego Mortgage Home Loan Trust              7.275%  9/25/16     750      757
Mego Mortgage Home Loan Trust               7.17%  5/25/23   1,700    1,720
Merrill Lynch Mortgage
 Investors, Inc.                            9.70%  6/15/08     576      582
Merrill Lynch Mortgage
 Investors, Inc.                            9.65%  9/15/10   1,750    1,757
                                                                   --------
                                                                     27,952
Indexed Securities                  0.7%
Lehman Home Equity Loan Trust              5.169% 12/15/27     784      782F
Matterhorn One Limited Trust               6.089%  1/21/06   1,092    1,092F,G
Matterhorn One Limited Trust               5.589%  6/21/06     429      428F,G
                                                                   --------
                                                                      2,302

Stripped Securities                 0.3%
Bay View Auto Trust                         3.15% 12/15/04   3,077       40D/1/
Delta Funding Home Equity Loan
 Trust                                      6.00%  3/15/02   6,000      517D/1/
Option One CTS Arm Trust                   3.071%  3/25/01   1,397       23D/1/
Union Acceptance Corp.                      2.75%  5/10/04  26,459      357D/1/
                                                                   --------
                                                                        937



LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                 % OF           MATURITY  PAR/
                              NET ASSETS RATE     DATE   SHARES   VALUE
                                       ----------------------------------------
ASSET-BACKED SECURITIES
 (CONTINUED)

Variable-rate Securities          0.5%
PSC Grantor Trust                         6.29%   6/8/05 $ 1,584 $  1,597C,G

TOTAL ASSET-BACKED
 SECURITIES
 (IDENTIFIED COST $32,359)                                         32,788
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES        4.6%

Fixed-rate Securities             2.7%
Asset Securitization
 Corporation                              6.72% 11/12/26   2,286    2,309
DLJ Mortgage Acceptance
 Corp.                                    6.86% 11/12/21   1,608    1,641G
Merrill Lynch Mortgage
 Investors, Inc.                          6.69% 11/21/28   1,719    1,741
Metropolitan Asset Funding,
 Inc.                                     6.95%  4/20/08   1,919    1,922
Structured Asset Securities
 Corporation                              7.75%  2/25/28   1,072    1,066
                                                                 --------
                                                                    8,679

Stripped Securities               0.7%
CMC Securities Corporation
 III                                      0.00%  2/25/09     475      366D/2/
Enterprise Mortgage
 Acceptance Company, LLC                  1.24% 10/15/23  11,600      795D/1/,G
FFCA Secured Lending
 Corporation                              1.08%  7/18/15  16,443      758D/1/,G
Securitized Asset Sales,
 Inc.                                     0.00% 12/25/10     245      157D/2/
                                                                 --------
                                                                    2,076

Variable-rate Securities          1.2%
Housing Securities Inc.                  5.988% 11/25/26     473      473C
Resolution Trust Corporation             5.939%  7/25/20      42       41C
Resolution Trust Corporation             8.744%  3/25/21     580      583C
Resolution Trust Corporation             6.783%  6/25/24     600      596C
Resolution Trust Corporation             6.035%  1/25/27     868      856C
Resolution Trust Corporation             7.513%  9/25/29      79       79C
Resolution Trust Corporation             7.991%  9/25/29     551      562C
Resolution Trust Corporation             7.388% 12/25/29     576      573C
Securitized Asset Sales,
 Inc.                                     6.88%  8/25/33      54       54C
                                                                 --------
                                                                    3,817

TOTAL MORTGAGE-BACKED
 SECURITIES (IDENTIFIED COST
 $14,322)                                                          14,572
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS                     35.6%

Fixed-rate Securities            29.3%
United States Treasury Bonds             10.00%  5/15/10   4,150    5,103
United States Treasury Notes              6.25%  1/31/02   4,500    4,631
United States Treasury Notes             5.875%  9/30/02   6,920    7,073

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                     % OF           MATURITY  PAR/
                                  NET ASSETS RATE     DATE   SHARES    VALUE
                                       ----------------------------------------
U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (CONTINUED)

Fixed-rate Securities
 (continued)
United States Treasury Notes                  5.75%  4/30/03 $30,250 $  30,841
United States Treasury Notes                  5.75%  8/15/03   3,140     3,204
United States Treasury Notes                  4.25% 11/15/03  10,850    10,445
United States Treasury Notes                  4.75%  2/15/04  12,300    12,112
United States Treasury Notes                  7.50%  2/15/05   4,320     4,789
United States Treasury Notes                 5.875% 11/15/05  11,240    11,549
United States Treasury Notes                  6.50% 10/15/06   1,610     1,715
United States Treasury Notes                 6.125%  8/15/07   1,740     1,821
                                                                     ---------
                                                                        93,283

Indexed Securities                    6.3%
United States Treasury
 Inflation-Indexed Security                  3.375%  1/15/07  11,046    10,632E
United States Treasury
 Inflation-Indexed Security                  3.625%  1/15/08   6,326     6,179E
United States Treasury
 Inflation-Indexed Security                  3.875%  1/15/09   3,396     3,387E
                                                                     ---------
                                                                        20,198

TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (IDENTIFIED COST
 $115,653)                                                             113,481
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES          22.7%

Fixed-rate Securities                17.5%
Agricultural Mortgage (Farmer
 Mac)                                         7.92%  1/25/12   1,901     2,018
Fannie Mae                                    7.00%   4/1/08   1,732     1,766
Fannie Mae                                    7.00%   1/1/11     798       815
Fannie Mae                                    7.00%   6/1/11     806       824
Fannie Mae                                    7.00%   6/1/13     852       870
Fannie Mae                                    6.00%   7/1/13      96        95
Fannie Mae                                    6.50%   4/1/14  10,000    10,091B
Fannie Mae                                    6.50%   6/1/14   1,260     1,258
Fannie Mae                                    9.50%  4/15/21     649       693
Fannie Mae                                    7.00%   1/1/28   1,624     1,646
Fannie Mae                                    6.00%   4/1/28     484       470
Fannie Mae                                    7.00%   5/1/28     814       825
Fannie Mae                                    6.00%   6/1/28     978       951
Fannie Mae                                    7.00%   6/1/28   3,714     3,765
Fannie Mae                                    6.00%   7/1/28   3,950     3,839
Fannie Mae                                    6.50%   7/1/28   4,258     4,238
Fannie Mae                                    6.50%   7/1/28     767       763
Fannie Mae                                    6.50%   7/1/28  12,856    12,796

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                 % OF           MATURITY  PAR/
                              NET ASSETS RATE     DATE   SHARES   VALUE
                                       --------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (CONTINUED)

Fixed-rate Securities
 (continued)
Fannie Mae                                7.00%  7/1/28  $ 1,531 $  1,552
Fannie Mae                                6.00% 5/17/29    2,900    2,818B
Freddie Mac                               8.50%  7/1/06       80       83
Freddie Mac                               7.76%  5/1/12      247      261
Freddie Mac                               6.50%  6/1/13      333      335
Freddie Mac                               5.50%  2/1/14      500      487
Freddie Mac                               6.50%  6/1/14      621      623
Freddie Mac                               6.50% 11/1/15      273      273
Freddie Mac                               7.50%  4/1/17      296      304
Freddie Mac                               9.30% 4/15/19      760      804
Government National Mortgage
 Association                              9.50% 9/15/05      199      212
Government National Mortgage
 Association                              9.00% 6/15/06      238      250
                                                                 --------
                                                                   55,725

Indexed Securities               5.0%
Fannie Mae Inflation-Indexed
 Security                                 4.31% 3/13/02   12,720   12,288F
Government National Mortgage
 Association                             6.625% 8/20/21      404      410F
Government National Mortgage
 Association                             6.875% 6/20/22    1,228    1,243F
Government National Mortgage
 Association                             6.875% 6/20/22      680      688F
Government National Mortgage
 Association                             6.625% 7/20/22    1,090    1,106F
Government National Mortgage
 Association                             6.625% 8/20/22      283      287F
                                                                 --------
                                                                   16,022
Stripped Securities              0.1%
Fannie Mae                                0.00% 5/25/22      174      142D/2/
Freddie Mac                              10.00%  3/1/21      169       39D/1/
                                                                 --------
                                                                      181

Variable-rate Securities         0.1%
Fannie Mae                               6.219%  3/1/18      159      159C
Freddie Mac                              6.612%  1/1/19       85       86C
                                                                 --------
                                                                      245


TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $72,185)                                         72,173
-----------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                    % OF           MATURITY   PAR/
                                 NET ASSETS RATE     DATE    SHARES    VALUE
                                      -----------------------------------------
YANKEE BONDSA                        4.1%

Fixed-rate Securities                4.1%
Cable & Wireless Communications
 Plc                                        6.375%   3/6/03    $3,920 $  3,948
Petrozuata Finance, Inc.                     7.63%   4/1/09     3,150    2,429G
Pohang Iron & Steel Company,
 Ltd.                                       6.625%   7/1/03       840      786
YPF Sociedad Anonima                         7.50% 10/26/02     2,817    2,805G
YPF Sociedad Anonmia                         7.00% 10/26/02     3,358    3,297G
                                                                      --------

TOTAL YANKEE BONDS
 (IDENTIFIED COST $14,151)                                              13,265
-------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY
 INTERESTS                           0.1%

Black Rock 1999 Term Trust,
 Inc.                                                          10 shs       99
Black Rock Strategic Term
 Trust, Inc.                                                       20      183
                                                                      --------

TOTAL COMMON STOCKS AND EQUITY
 INTERESTS (IDENTIFIED COST
 $261)                                                                     282
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS               1.5%

Asset-backed Security                0.1%
Premier Auto Trust                           6.50%   3/6/00    $  456      456

U.S. Government Agency               0.8%
Fannie Mae                                   4.74%  5/18/99     2,500    2,469H

Repurchase Agreement                 0.6%
Lehman Brothers, Inc.
 4.97%, dated 3/31/99, to be
 repurchased at $1,756 on
 4/1/99 (Collateral: $1,835
 Freddie Mac Medium-term Notes,
 6.35% due 2/10/14, value
 $1,791)                                                        1,756    1,756
                                                             ACTUAL
Options Purchased                   N.M.                    CONTRACTS
                                                            ---------
Eurodollar Future Call, June
 99, Strike Price $95.00                                          365       41
Eurodollar Future Call, June
 99, Strike Price $95.25                                            6     N.M.
U.S. Treasury Notes OTC Call,
 April 99, Strike Price
 $98.0625                                                      11,250        2
                                                                      --------
                                                                            43


TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $4,898)                                                4,724
-------------------------------------------------------------------------------


LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

March 31, 1999

(Amounts in Thousands)

-------------------------------------------------------------------------------

                                            % OF
                                         NET ASSETS                    VALUE
                                               --------------------------------
TOTAL INVESTMENTS
 (IDENTIFIED COST $330,328)                102.9%                     $327,632
OTHER ASSETS LESS LIABILITIES               (2.9)%                      (9,306)
                                                                      --------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable
 to:
 29,622 Institutional Shares outstanding                $313,737
    357 Financial Intermediary Shares
  outstanding                                              3,794
Under/(over) distributed net investment
 income                                                    4,542
Accumulated net realized gain/(loss) on
 investments                                              (1,134)
Unrealized appreciation/(depreciation)
 of investments                                           (2,613)
                                                        --------
NET ASSETS                                 100.0%                     $318,326
                                                                      ========
NET ASSET VALUE PER SHARE
 Institutional Class                                                    $10.62
                                                                      ========
 Financial Intermediary Class                                           $10.61
                                                                      ========
-------------------------------------------------------------------------------



                                                      ACTUAL   APPRECIATION/
                                          EXPIRATION CONTRACTS (DEPRECIATION)
                                                -----------------------------
Futures Contracts Purchased
U.S. Treasury Bonds Futures                 June 99      138        $ 40
U.S. Treasury Notes Futures                 June 99       75           5
U.S. Treasury Notes Futures                 June 99       36          (1)
                                                                    ----
                                                                      44

Options Written
Fannie Mae OTC Call, Strike Price $98.00   April 99   20,000          25
U.S. Treasury Notes Future Call, Strike
 Price $112.00                               May 99      114           6
U.S. Treasury Notes Future Put, Strike
 Price $120.00                               May 99       79         (27)
U.S. Treasury Notes Future Call, Strike
 Price $124.00                               May 99      108          35
                                                                    ----
                                                                      39
-----------------------------------------------------------------------------

A Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
B When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
C The coupon rates shown on variable-rate securities are the rates at March
  31, 1999. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying loans.
D Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
E United States Treasury Inflation-Indexed Security - U.S. Treasury Security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
F Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) Index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1999.
G Rule 144a security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
H Collateral to cover futures contract
N.M. Not meaningful
See Notes to Financial Statements

STATEMENT OF OPERATIONS

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                          FOR THE YEAR
                                                             ENDED
                                                         MARCH 31, 1999
                                                                   ----
INVESTMENT INCOME:
  Interest                                                  $19,846
  Dividends                                                     455
                                                            -------
    Total Income                                             20,301

EXPENSES:
  Advisory fees                                               1,355
  Distribution fees                                               2
  Custodian fees                                                117
  Legal and audit fees                                           28
  Registration fees                                              28
  Director's fees                                                16
  Reports to shareholders                                        16
  Organization expense                                           12
  Transfer agent and shareholder servicing expense               11
  Other expenses                                                 48
                                                            -------
                                                              1,633
    Less fees waived                                           (101)
                                                            -------
    Total expenses, net of waivers                            1,532
                                                            -------

NET INVESTMENT INCOME                                        18,769
                                                            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Investments                                               4,594
    Options                                                   1,101
    Futures                                                    (654)
                                                            -------
                                                              5,041
  Change in unrealized appreciation (depreciation) on
   investments, options and futures                          (3,703)
                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS        1,338
                                                            -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              $20,107
                                                            =======

--------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                    FOR THE YEAR   FOR THE NINE   FOR THE YEAR
                                       ENDED       MONTHS ENDED       ENDED
                                   MARCH 31, 1999 MARCH 31, 1998A JUNE 30, 1997
                                   -------------- --------------- -------------
CHANGE IN NET ASSETS:
Net investment income                 $ 18,769       $ 10,959       $ 10,304
Net realized gain (loss) on
 investments, options and futures        5,041          4,484          1,450
Change in unrealized appreciation
 of investments, options and
 futures                                (3,703)           266          1,322
                                      --------       --------       --------
Change in net assets resulting
 from operations                        20,107         15,709         13,076
Distributions to shareholders
 from:
  Net investment income
    Institutional Class                (18,139)       (10,136)        (8,020)
    Financial Intermediary Class            --             --             --
  Net realized gain on investments
    Institutional Class                 (9,265)        (2,146)          (993)
    Financial Intermediary Class            --             --             --
Change in net assets from
  Fund share transactions:
    Institutional Class                 28,298         65,607        154,355
    Financial Intermediary Class         3,794             --             --
                                      --------       --------       --------
  Change in net assets                  24,795         69,034        158,418
NET ASSETS:
  Beginning of period                  293,531        224,497         66,079
                                      --------       --------       --------
  End of period (including
   undistributed net investment
   income of $4,542, $3,956 and
   $3,165, respectively)              $318,326       $293,531       $224,497
                                      ========       ========       ========


--------------------------------------------------------------------------------
A The year end for LM Institutional Fund Advisors I, Inc. - Western Asset
  Intermediate Portfolio has been changed from June 30 to March 31.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTSA

LM Institutional Fund Advisors I, Inc.

Western Asset Intermediate Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

-------------------------------------------------------------------------------

                                                                                        FINANCIAL
                                        INSTITUTIONAL CLASS                         INTERMEDIARY CLASS
                         --------------------------------------------------------   ------------------
                         FOR THE YEAR FOR THE NINE                                    FOR THE PERIOD
                            ENDED     MONTHS ENDED     FOR THE YEARS ENDED                ENDED
                          MARCH 31,    MARCH 31,             JUNE 30,                   MARCH 31,
                             1999        19--------------------------------98F                                            1999G
                                                       1995      1996      1995
                         ------------ ------------   --------   -------   -------   ------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period       $  10.85     $  10.72     $  10.48   $ 10.74   $ 10.00         $10.60
                           --------     --------     --------   -------   -------         ------
Net investment income          0.58B        0.46B        0.55B     0.54B     0.39B          0.12C
Net realized and
 unrealized gain (loss)
 on investments,
 options and futures           0.06         0.23         0.30     (0.01)     0.60          (0.11)
                           --------     --------     --------   -------   -------         ------
Total from investment
 operations                    0.64         0.69         0.85      0.53      0.99           0.01
                           --------     --------     --------   -------   -------         ------
Distributions to
 shareholders from:
  Net investment income       (0.57)       (0.46)       (0.54)    (0.54)    (0.24)            --
  Net realized gain on
   investments                (0.30)       (0.10)       (0.07)    (0.25)    (0.01)            --
                           --------     --------     --------   -------   -------         ------
Total distributions           (0.87)       (0.56)       (0.61)    (0.79)    (0.25)            --
                           --------     --------     --------   -------   -------         ------
Net asset value, end of
 period                    $  10.62     $  10.85     $  10.72   $ 10.48   $ 10.74         $10.61
                           ========     ========     ========   =======   =======         ======
Total return                   6.01%        6.59%D       8.32%     5.15%    10.08%          0.09%D
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets
  Expenses                     0.45%B       0.45%B,E     0.45%B    0.50%B    0.50%B         0.70%C,E
  Net investment income         5.5%B        5.8%B,E      6.3%B     6.3%B     6.1%B          5.2%C,E
Portfolio turnover rate       389.6%       401.4%E      419.3%    841.3%    764.5%         389.6%E
Net assets, end of
 period
 (in thousands)            $314,534     $293,531     $224,497   $66,079   $20,313         $3,792

-------------------------------------------------------------------------------
A All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
B Net of advisory fees waived pursuant to a voluntary expense limitation of
  0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been
  0.48% for the year ended March 31, 1999, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30,
  1997, 1996 and 1995, respectively.
C Net of advisory fees waived pursuant to a voluntary expense limitation of
  0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.73% for the period January 7, 1999
  (commencement of operations) to March 31, 1999.
D Not annualized
E Annualized
F The year end for LM Institutional Fund Advisors I, Inc.--Western Asset
  Intermediate Portfolio has been changed from June 30 to March 31.
G For the period January 7, 1999 (commencement of operations) to March 31,
  1999

See Notes to Financial Statements

STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                    % OF           MATURITY  PAR/
                                 NET ASSETS RATE     DATE   SHARES  VALUE
                                     ------------------------------------------
CORPORATE BONDS AND NOTES           19.0%
Banking and Finance                  8.1%
Donaldson, Lufkin & Jenrette                5.875%   4/1/02 $  380 $   378
Household Finance Corporation               5.875%  11/1/02    700     700
MCN Investment Corporation                   6.30%   4/2/11    800     785B
SB Treasury Company LLC                      9.40% 12/29/49    270     254F
                                                                   -------
                                                                     2,117
Business Services                    3.9%
Cendant Corporation                          7.50%  12/1/00    500     508
PHH Corporation                             5.438%  9/18/00    500     499E
                                                                   -------
                                                                     1,007
Food, Beverage and Tobacco           2.4%
Philip Morris Companies, Inc.                6.95%   6/1/06    600     616
Transportation                       4.6%
Norfolk Southern Corporation                 6.95%   5/1/02    600     617
Union Pacific Corporation                    5.78% 10/15/01    600     598
                                                                   -------
                                                                     1,215

TOTAL CORPORATE BONDS AND NOTES
 (IDENTIFIED COST $4,968)                                            4,955
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES             23.7%
Fixed-rate Securities               19.0%
Bridgestone/Firestone Master
 Trust                                       6.17%   7/1/03    500     504
FASCO Auto Grantor Trust 1996-1              6.65% 11/15/01     79      80
Fleetwood Credit Corp. Grantor
 Trust                                       6.75%  3/15/10    427     428
Green Tree Financial
 Corporation                                 6.90%  2/15/04    316     319
Green Tree Home Improvement
 Loan Trust                                  8.10% 10/15/14  1,091   1,070
Long Beach Acceptance Auto
 Grantor Trust                               6.85% 10/15/03    345     347F
Long Beach Acceptance Auto
 Grantor Trust                               6.69%  9/25/04    500     502F
Onyx Acceptance Auto Trust                   6.35% 10/15/03    221     223
Summit Acceptance Auto
 Receivables Trust                           6.11%  7/15/04    745     749F
UAF Auto Grantor Trust                       6.10%  6/15/04    746     746F
                                                                   -------
                                                                     4,968
Indexed Securities                   3.5%
Global Rated Eligible Asset
 Trust                                      6.339%  1/15/02    523     235E,F,G
Matterhorn One Limited Trust                5.589%  1/21/06    500     500E,F
Matterhorn One Limited Trust                6.089%  6/21/06    165     165E,F
                                                                   -------
                                                                       900
Stripped Securities                  1.2%
EQCC Home Equity Loan Trust                  2.50%  9/15/00  9,000     304C/1/

TOTAL ASSET-BACKED SECURITIES
 (IDENTIFIED COST $6,663)                                            6,172
-------------------------------------------------------------------------------


LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                       % OF           MATURITY  PAR/
                                    NET ASSETS RATE     DATE   SHARES  VALUE
                                         -------------------------------------
MORTGAGE-BACKED SECURITIES             17.4%
Fixed-rate Securities                  12.2%
Chevy Chase Home Loan Trust                     6.55%  1/20/18 $  463 $   465
Headlands Mortgage Securities Inc.              7.25% 11/25/27    740     748
International Mortgage Acceptance
 Corporation                                   12.25%   3/1/14    143     152
J.P. Morgan Commercial Mortgage
 Finance Corp.                                 6.939% 12/26/28    361     363
Merrill Lynch Mortgage Investors,
 Inc.                                           6.69% 11/21/28    215     218
Metropolitan Asset Funding Inc.                6.596% 12/20/10    500     503F
Morgan Stanley Capital I
 Incorporated                                   6.85%  2/15/20    380     384
Structured Asset Securities Corp.               7.75%  2/25/28    357     355
                                                                      -------
                                                                        3,188
Variable-rate Securities                5.2%
Merrill Lynch Mortgage Investors,
 Inc.                                           6.69%  9/15/17    622     645B
Resolution Trust Corporation                   7.042%  5/25/29    717     717B
                                                                      -------
                                                                        1,362

TOTAL MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $4,541)                                               4,550
------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS                           28.9%
Fixed-rate Securities                  28.9%
United States Treasury Notes                   6.125%  9/30/00  5,000   5,080
United States Treasury Notes                    4.75%  2/15/04  2,500   2,462
                                                                      -------


TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (IDENTIFIED COST
 $7,562)                                                                7,542
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES             0.3%
Fixed-rate Securities                   0.3%
Freddie Mac                                    10.15%  4/15/06     42      42
Government National Mortgage
 Association                                    9.25%  3/15/01     41      42
                                                                      -------



TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
 (IDENTIFIED COST $86)                                                     84
------------------------------------------------------------------------------

YANKEE BONDSA                           4.5%
Fixed-rate Securities                   1.5%
YPF Sociedad Anonima                            7.50% 10/26/02    404     402

Indexed Securities                      3.0%
Nordbanken AB                                   5.53%  3/29/49    800     782E

TOTAL YANKEE BONDS
 (IDENTIFIED COST $1,208)                                               1,184
------------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                    % OF          MATURITY   PAR/
                                 NET ASSETS RATE    DATE    SHARES       VALUE
                                     -------------------------------------------
COMMON STOCKS AND EQUITY
 INTERESTS                           0.1%
Black Rock Strategic Term
 Trust, Inc.                                                      3 shs $    23

TOTAL COMMON STOCKS AND EQUITY
 INTERESTS (IDENTIFIED COST
 $22)                                                                        23
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS               5.4%
Corporate Bonds and Notes            1.9%
First National Bank of Commerce             6.50% 1/14/00   $   500         504

U. S. Government Agency              0.8%
Fannie Mae                                  4.74% 5/18/99       200         199D

Repurchase Agreement                 2.7%
Lehman Brothers, Inc.
 4.97% dated 3/31/99, to be
 repurchased at $713 on 4/1/99
 (Collateral: $730 Federal Home
 Loan Bank Medium-term Notes,
 5.31% due 2/24/04, value $727)                                 713         713

                                                            ACTUAL
                                                           CONTRACTS
                                                                --------------
Options Purchased                   N.M.
Eurodollar Future Call, June
 99, Strike Price $95.00                                         29           3
Eurodollar Future Call, June
 99, Strike Price $95.25                                          1        N.M.
                                                                        -------
                                                                              3

TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $1,426)                                                 1,419
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (IDENTIFIED COST $26,476)          99.3%                                25,929
OTHER ASSETS LESS LIABILITIES        0.7%                                   172
                                                                        -------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital
 applicable to 2,625 shares
 outstanding                                                $26,463
Under/(over) distributed net
 investment income                                              380
Accumulated net realized
 gain/(loss) on investments                                    (195)
Unrealized
 appreciation/(depreciation) of
 investments                                                   (547)
                                                            -------

NET ASSETS                         100.0%                               $26,101
                                                                        =======
NET ASSET VALUE PER SHARE                                               $  9.94
                                                                        =======
--------------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                     actual   appreciation/
                                         expiration contracts (depreciation)
                                             -------------------------------
Futures Contracts Purchased
U.S. Treasury Notes Future                June 99        6         $ (1)

Options Written
U.S. Treasury Bonds Future Put, Strike
 Price $120.00                             May 99        5           (2)
U.S. Treasury Notes Future Call, Strike
 Price $112.00                             May 99        9         N.M.
U.S. Treasury Notes Future Call, Strike
 Price $124.00                             May 99        9            3
                                                                   ----
                                                                      1
----------------------------------------------------------------------------

A Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities. B The coupon rates shown on variable rate securities are the rates at March 31,
  1999. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying securities.
C Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
D Collateral to cover Futures contracts.
E Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1999.
F Rule 144a Security - A security purchased pursuant to Rule 144a under the
  Securities Act of 1933 which may not be resold subject to the rule except to qualified buyers.
G Illiquid security valued at fair value under procedures adopted by the Board of Directors.
N.M.. Not meaningful
See Notes to Financial Statements

STATEMENT OF OPERATIONS

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

(Amount in Thousands)

--------------------------------------------------------------------------------

                                                          FOR THE YEAR
                                                             ENDED
                                                         MARCH 31, 1999
                                                                    ---
INVESTMENT INCOME:
  Interest                                                   $2,480
  Dividends                                                      73
                                                             ------
    Total income                                              2,553
EXPENSES:
  Advisory fees                                                 137
  Custodian fees                                                 70
  Legal and audit fees                                           27
  Registration fees                                              18
  Directors' fees                                                16
  Organizational expense                                         16
  Transfer agent and shareholder servicing expense                7
  Reports to shareholders                                         3
                                                             ------
                                                                294
    Less fees waived and reimbursed                            (137)
                                                             ------
    Total expenses, net of waivers and reimbursement            157
                                                             ------
NET INVESTMENT INCOME                                         2,396
                                                             ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Investments                                                 293
    Options                                                     108
    Futures                                                    (117)
                                                             ------
                                                                284
  Change in unrealized appreciation (depreciation) of
   investments, options and futures                            (698)
                                                             ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (414)
                                                             ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               $1,982
                                                             ======


--------------------------------------------------------------------------------
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

(Amount in Thousands)

--------------------------------------------------------------------------------

                                    FOR THE YEAR   FOR THE NINE   FOR THE YEAR
                                       ENDED       MONTHS ENDED       ENDED
                                   MARCH 31, 1999 MARCH 31, 1998A JUNE 30, 1997
                                      --------        -------        -------
CHANGE IN NET ASSETS:
Net investment income                 $  2,396        $ 1,472        $ 1,259
Net realized gain (loss) on
 investments, options and futures          284            132            140
Change in unrealized appreciation
 (depreciation) of investments,
 options and futures                      (698)           138             26
                                      --------        -------        -------
Change in net assets resulting
 from operations                         1,982          1,742          1,425

Distributions to shareholders
 from:
  Net investment income                 (2,498)        (1,337)        (1,012)
  Net realized gain on investments        (610)          (103)           (60)

Change in net assets from
  Fund share transactions              (23,144)        23,532         10,074
                                      --------        -------        -------

  Change in net assets                 (24,270)        23,834         10,427

NET ASSETS:
  Beginning of period                   50,371         26,537         16,110
                                      --------        -------        -------
  End of period (including
   undistributed net investment
   income of $380, $488, and $365,
   respectively)                      $ 26,101        $50,371        $26,537
                                      ========        =======        =======


--------------------------------------------------------------------------------
A The year end for LM Institutional Fund Advisors I, Inc.-Western Asset Limited
  Duration Portfolio has been changed from June 30 to March 31.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTSA

LM Institutional Fund Advisors I, Inc.

Western Asset Limited Duration Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

-------------------------------------------------------------------------------

                            FOR THE          FOR THE         FOR THE    MAY 1, 1996C
                           YEAR ENDED   NINE MONTHS ENDED  YEAR ENDED        TO
                         MARCH 31, 1999  MARCH 31, 1998B  JUNE 30, 1997 JUNE 30, 1996
                            -------          -------         -------       -------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period        $ 10.27          $ 10.24         $ 10.08       $ 10.00
                            -------          -------         -------       -------

Net investment incomeD         0.69             0.43            0.60          0.09
Net realized and
 unrealized gain (loss)
 on investments, options
 and futures                  (0.19)            0.11            0.13         (0.01)
                            -------          -------         -------       -------
Total from investment
 operations                    0.50             0.54            0.73          0.08
                            -------          -------         -------       -------
Distributions to
 shareholders from:
  Net investment income       (0.64)           (0.47)          (0.53)           --
  Net realized gain on
   investments                (0.19)           (0.04)          (0.04)           --
                            -------          -------         -------       -------
Total distributions           (0.83)           (0.51)          (0.57)         0.00
                            -------          -------         -------       -------
Net asset value, end of
 period                     $  9.94          $ 10.27         $ 10.24       $ 10.08
                            =======          =======         =======       =======
Total returnD                  4.96%            5.42%E          7.42%         0.76%E

RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
  ExpensesD                    0.40%            0.40%F          0.41%         0.50%F
  Net investment incomeD        6.1%             5.8%F           6.2%          5.6%F

Portfolio turnover rate       321.3%           373.0%F         435.5%        1,042%F

Net assets, end of
 period (in thousands)      $26,101          $50,371         $26,537       $16,110

-------------------------------------------------------------------------------
A All per share figures reflect the 10 for 1 stock split effective May 29,
  1998.
B The year end for LM Institutional Fund Advisors I, Inc.-Western Asset
  Limited Duration Portfolio has been changed from June 30 to March 31.
C Commencement of operations
D Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 31, 1996, and 0.40% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.75% for the year ended March 31,1999, 0.95% for the nine months ended
  March 31, 1998, 1.21% for the year ended June 30, 1997, and 0.80% for the period ended June 30, 1996.
E Not annualized
F Annualized

See Notes to Financial Statements

STATEMENT OF NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

March 31, 1999

(Amounts in Thousands)
--------------------------------------------------------------------------------

                             % OF           MATURITY
                          NET ASSETS RATE     DATE   CURRENCY  PAR   VALUE
                             ---------------------------------------------------
LONG-TERM DEBT
 SECURITIES                  84.2%
Australian Dollar             3.8%
Australian Government                 8.75%  1/15/01   AUD     3,700 $2,498

British Sterling             14.0%
Carlton Communications
 plc                                 5.625%   3/2/09   GBP       820  1,292
LCR Finance PLC                       4.50%  12/7/28   GBP     2,000  3,024A
National Westminster
 Bank PLC                             6.50%   9/7/21   GBP       760  1,301
Powergen UK PLC                       6.25%  4/29/24   GBP       800  1,278
United Kingdom Treasury
 Stock                                6.00%   2/7/28   GBP       700  1,414
Welcome Break Finance
 PLC                                 8.284%   9/1/17   GBP       400    804
                                                                     ------
                                                                      9,113

Danish Krone                 14.9%
Kingdom of Denmark                    6.00% 11/15/02   DKK    16,000  2,516
Kingdom of Denmark                    7.00% 11/15/07   DKK    30,250  5,245
Unikredit Realkredit                  7.00%  10/1/29   DKK    13,531  1,994
                                                                     ------
                                                                      9,755

Euro                         33.4%
Italy                        16.6%
Buoni del Tesoro
 Poliennali                           4.75%   5/1/03   EUR     1,956  2,223
Buoni del Tesoro
 Poliennali                           6.50%  11/1/27   EUR     6,650  8,591

Netherlands                   3.0%
Netherlands Government                5.50%  1/15/28   EUR     1,679  1,945

Spain                         3.9%
Bonos Y Oblig Del Estado              6.00%  1/31/08   EUR     2,104  2,563

United Kingdom                9.9%
Bumah Castrol PLC                    4.875%  3/31/09   EUR     1,200  1,298
B.A.T. Int'l. Finance
 PLC                                 4.875%  2/25/09   EUR     1,200  1,262
Lehman Bros. Holdings
 PLC                                  4.75%  7/12/04   EUR     1,200  1,310
Lloyds Bank PLC                       4.75%  3/18/11   EUR     1,200  1,289
North West Water Group
 PLC                                 4.875%  3/18/09   EUR     1,200  1,311
                                                                     ------
                                                                     21,792
New Zealand Dollar           14.3%
Government of New
 Zealand                              7.00%  7/15/09   NZD    16,100  9,360
                                                                     ------  ---

Swedish Krona                 3.8%
Kingdom of Sweden                     5.00%  1/28/09   SEK    20,000  2,499

TOTAL LONG-TERM DEBT
 SECURITIES (IDENTIFIED
 COST $56,942)                                                       55,017
--------------------------------------------------------------------------------

LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

March 31, 1999

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                   % OF          MATURITY
                                                NET ASSETS RATE    DATE   CURRENCY   PAR     VALUE
                               ---------------------------------------------------------------------

SHORT-TERM INVESTMENTS                            23.3%
U.S. Government Obligations                       10.7%
United States Treasury Bills                               4.80% 4/15/99    USD      7,000  $ 6,987

Repurchase Agreement                              12.6%
State Street Bank & Trust Company
 3.50% dated 3/31/99, to be repurchased at
 $8,249 on 4/1/99. (Collateral: $8,570 Sallie
 Mae Student Loan-backed notes, 5.13% due
 10/25/10, value $8,496)                                                    USD      8,248    8,248

TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $15,235)                                                                   15,235
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
 (IDENTIFIED COST $72,177)                        107.5%                                     70,252
OTHER ASSETS LESS LIABILITIES                      (7.5)%                                    (4,894)
                                                                                            -------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
 6,404 shares outstanding                                                          $64,312
Under/(over) distributed net investment income                                         386
Accumulated net realized gain/(loss) on investments                                    840
Unrealized appreciation/(depreciation) of
 investments and foreign currency transactions                                        (180)
                                                                                   -------

NET ASSETS                                        100.0%                                    $65,358
                                                                                            =======
NET ASSET VALUE PER SHARE                                                                   $ 10.21
                                                                                            =======

--------------------------------------------------------------------------------
A Rule 144a Security - A security purchased pursuant to Rule 144a under the
  Securities Act of 1933 which may not be resold subject to the rule except to qualified buyers.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                             JULY 15, 1998A
                                                                   TO
                                                             MARCH 31, 1999
                                                             --------------
INVESTMENT INCOME:
  Interest (net of foreign taxes of $4)                          $1,980

EXPENSES:
  Advisory fees                                                     191
  Custodian fees                                                     94
  Registration fees                                                  20
  Legal and audit fees                                               12
  Directors' fees                                                    11
  Transfer agent and shareholder servicing expense                   10
  Reports to shareholders                                             2
  Other expenses                                                     20
                                                                 ------
                                                                    360
    Less fees waived                                               (127)
                                                                 ------
    Total expenses, net of waivers                                  233
                                                                 ------

NET INVESTMENT INCOME                                             1,747
                                                                 ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
    Investments                                                   1,981
    Futures                                                        (242)
    Foreign currency transactions                                    12
                                                                 ------
                                                                  1,751
                                                                 ------
  Change in unrealized gain (loss) on:
    Investments                                                    (145)
    Assets and liabilities denominated in foreign currencies        (35)
                                                                 ------
                                                                   (180)
                                                                 ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            1,571
                                                                 ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   $3,318
                                                                 ======

--------------------------------------------------------------------------------
A Commencement of operations

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                             JULY 15, 1998A
                                                                   TO
                                                             MARCH 31, 1999
                                                             --------------
CHANGE IN NET ASSETS:
Net investment income                                           $ 1,747
Net realized gain (loss) on investments, futures and
 foreign currency transactions                                    1,751
Change in unrealized appreciation (depreciation) of
 investments and assets and liabilities denominated in
 foreign currencies                                                (180)
                                                                -------
Change in net assets resulting from operations                    3,318
Distributions to shareholders from:
  Net investment income                                          (1,131)
  Net realized gain on investments                               (1,141)

Change in net assets from
  Fund share transactions                                        64,297
                                                                -------
  Change in net assets                                           65,343

NET ASSETS:

  Beginning of period                                                15
                                                                -------
  End of period (including undistributed net investment
   income of $386)                                              $65,358
                                                                =======


--------------------------------------------------------------------------------
A Commencement of operations

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

LM Institutional Fund Advisors I, Inc.

Western Asset Non-U.S. Fixed Income Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

-------------------------------------------------------------------------------

                                                             JULY 15, 1998A
                                                                   TO
                                                             MARCH 31, 1999
                                                             --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $ 10.00
                                                                -------
Net investment incomeB                                             0.30
Net realized and unrealized gain (loss) on investments,
 futures, foreign currency transactions and assets and
 liabilities denominated in foreign currencies                     0.31
                                                                -------
Total from investment operations                                   0.61
                                                                -------
Distributions to shareholders from:
  Net investment income                                           (0.20)
  Net realized gain on investments                                (0.20)
                                                                -------
Total distributions                                               (0.40)
                                                                -------
Net asset value, end of period                                  $ 10.21
                                                                =======
Total returnB                                                      5.81%C

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  ExpensesB                                                        0.55%D
  Net investment incomeB                                            4.1%D

Portfolio turnover rate                                           388.0%D
Net assets, end of period (in thousands)                        $65,358



-------------------------------------------------------------------------------
A Commencement of operations
B Net of advisory fees waived pursuant to a voluntary expense limit of 0.55%.
  In the absence of this limitation, the ratio of expenses to average net assets would have been 0.85% for the period ended March 31, 1999.
C Not annualized
D Annualized

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)

1. SIGNIFICANT ACCOUNTING POLICIES:
LM Institutional Fund Advisors I, Inc. ("Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), the Western Asset Limited Duration Portfolio ("Limited") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Prior to May 29, 1998, the Corporation was known as Western Asset Trust, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate commenced operations on January 7, 1999.

SECURITY VALUATION
Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At March 31, 1999, $235 or 0.9% of Limited's net assets, were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
(ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

The effect of changes in foreign exchange rates on unrealized security gains or losses is reflected as a component of such unrealized gains or losses. The effect of changes in foreign exchange rates on realized security gains or losses is reflected separately.

OPTIONS AND FUTURES
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations.

SECURITY TRANSACTIONS
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)


                                 RECEIVABLE FOR                      PAYABLE FOR
                                 SECURITIES SOLD                 SECURITIES PURCHASED
                                 ---------------                 --------------------
           Core                      $10,981                           $116,356
           Core Plus                  10,385                             21,201
           Intermediate                3,013                             16,228
           Limited                         1                                --
           Non-U.S.                      652                              8,251

USE OF ESTIMATES
The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES
No provision for federal income or excise taxes is required since the Funds intend to qualify, or to continue to qualify, as regulated investment companies and distribute all of their taxable income to their shareholders.

2. FINANCIAL INSTRUMENTS:

REPURCHASE AGREEMENTS
As part of their investment program, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Core Plus and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Forward foreign currency exchange contracts are valued using the forward rate. Outstanding contracts at March 31, 1999 were as follows:

CORE PLUS

        SETTLEMENT          CONTRACT TO        APPRECIATION/
           DATE                                (DEPRECIATION)
                     ----------------
                -------                       --------
                      RECEIVE  DELIVER
        -------      --------- --------------- ------------------
         4/29/99     USD 1,216 EUR       1,075      $51
         5/20/99     USD 1,539 GBP         946       11
         5/20/99     USD   303 NZD         562        2
                                                    ---
                                                    $64
                                                    ===

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)


NON-U.S.

        SETTLEMENT          CONTRACT TO        APPRECIATION/
           DATE                                (DEPRECIATION)
                     ----------------
                -------                       --------
                      RECEIVE   DELIVER
                     ---------- --------------
         4/8/99      USD  1,491 EUR      1,368     $   11
         4/29/99     AUD     53 USD         34          1
         4/29/99     USD  4,473 AUD      7,085        (20)
         4/29/99     USD 11,130 DKK     72,498        575
         4/29/99     EUR  6,530 USD      7,601       (529)
         4/29/99     USD 28,992 EUR     25,545      1,326
         4/29/99     SEK 23,548 USD      2,819         52
         4/29/99     USD  5,715 SEK     44,762        256
         5/20/99     AUD  3,037 USD      1,920          6
         5/20/99     USD  8,102 GBP      4,993         43
         5/20/99     USD  9,561 NZD     17,754         60
                                                   ------
                                                   $1,781
                                                   ======

OPTION TRANSACTIONS
A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Call and put options written by each Fund and related premiums received during the period were as follows:

                                                CALLS               PUTS
                                          ----------------   ----------------
   CORE                                   CONTRACTS PREMIUMS CONTRACTS PREMIUMS

   ----                                    ------    ------   ------    ------
   Options outstanding at March 31, 1998      461    $  279      409    $  233
   Options written                          8,742     2,492    2,308     1,465
   Options closed                          (2,979)   (2,137)  (1,854)   (1,259)
   Options expired                         (5,380)     (167)    (624)     (302)
   Options exercised                         (359)     (178)    (209)      (70)
                                           ------    ------   ------    ------
   Options outstanding at March 31, 1999      485    $  289       30    $   67
                                           ======    ======   ======    ======

                                                CALLS               PUTS
                                          --------------     ---------------
   CORE PLUS                              CONTRACTS PREMIUMS CONTRACTS PREMIUMS

   -----                                   ------     ----     ----     -----
   Options outstanding at March 31, 1998       --     $ --       --     $  --
   Options written                          1,951      233      428       266
   Options closed                            (119)     (89)    (160)     (141)
   Options expired                         (1,724)     (77)    (223)     (108)
   Options exercised                          (25)     (11)     (40)      (12)
                                           ------     ----     ----     -----
   Options outstanding at March 31, 1999       83     $ 56        5     $   5
                                           ======     ====     ====     =====

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)


                                                CALLS               PUTS
                                          ------------------ ------------------
   INTERMEDIATE                           CONTRACTS PREMIUMS CONTRACTS PREMIUMS
                                          --------- -------- --------- --------
   Options outstanding at March 31, 1998        53   $   28       --     $ --
   Options written                          53,864    1,342    1,818      879
   Options closed                          (33,542)  (1,174)  (1,276)    (634)
   Options expired                             (98)     (15)    (218)    (145)
   Options exercised                           (55)     (24)    (245)     (25)
                                           -------   ------   ------     ----
   Options outstanding at March 31, 1999    20,222   $  157       79     $ 75
                                           =======   ======   ======     ====
                                                CALLS               PUTS
                                          ------------------ ------------------
   LIMITED                                CONTRACTS PREMIUMS CONTRACTS PREMIUMS
                                          --------- -------- --------- --------
   Options outstanding at March 31, 1998         8   $    4       --     $ --
   Options written                             212      117      222       98
   Options closed                             (168)     (99)    (183)     (89)
   Options expired                              (7)      (1)     (34)      (4)
   Options exercised                           (27)     (10)      --       --
                                           -------   ------   ------     ----
   Options outstanding at March 31, 1999        18   $   11        5     $  5
                                           =======   ======   ======     ====

FUTURES
Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which is holding cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 1999 are described at the end of the "Statement of Net Assets" of each Fund.

3. PORTFOLIO TRANSACTIONS:
For the year ended March 31, 1999, investment transactions (excluding short-term investments) were as follows:

                       PURCHASES                SALES
                 ---------------------- ----------------------
                 U.S. GOV'T.   OTHER    U.S. GOV'T.   OTHER
                 SECURITIES  SECURITIES SECURITIES  SECURITIES
                 ----------- ---------- ----------- ----------
   Core          $2,935,368   $253,235  $2,887,198   $259,956
   Core Plus        379,415     60,196     295,148     26,408
   Intermediate   1,216,519    123,375   1,202,704    114,334
   Limited           94,596     24,119     115,928     22,472
   Non-U.S.           5,978    188,269       5,978    135,031

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)


At March 31, 1999, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                      COST   APPRECIATION (DEPRECIATION)
                    -------- ------------ --------------
      Core          $793,261    $4,823       $(11,572)
      Core Plus      130,485       479         (1,797)
      Intermediate   331,117     1,972         (5,457)
      Limited         26,504        67           (642)
      Non-U.S.        72,243       162         (2,153)

4. FUND SHARE TRANSACTIONS:
At March 31, 1999, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all share amounts reflect the 10 for 1 stock split effective May 29, 1998):

                                            REINVESTMENT
                               SOLD       OF DISTRIBUTIONS      REPURCHASED        NET CHANGE
                          --------------- ------------------ ------------------  ----------------
                          SHARES  AMOUNT  SHARES    AMOUNT   SHARES    AMOUNT    SHARES   AMOUNT
                          ------ -------- -------- --------- -------  ---------  ------  --------
CORE
Year Ended March 31,
 1999                     23,039 $247,815   6,095  $  68,685 (20,160) $(214,696)  8,974  $101,804
                          ------ -------- -------  --------- -------  ---------  ------  --------
Nine Months ended March
 31, 1998                 11,375 $130,852   2,790  $  31,659  (5,943) $ (68,393)  8,222  $ 94,118
                          ------ -------- -------  --------- -------  ---------  ------  --------
Year ended June 30, 1997  17,647 $196,333   2,335  $  26,038 (15,985) $(179,221)  3,997  $ 43,150
                          ------ -------- -------  --------- -------  ---------  ------  --------
CORE PLUS
July 8, 1998* to March
 31, 1999                 12,138 $121,882     271  $   2,733    (412) $  (4,226) 11,997  $120,389
                          ------ -------- -------  --------- -------  ---------  ------  --------
INTERMEDIATE
Institutional Class
Year ended March 31,
 1999                     13,411 $144,994   2,531  $  27,140 (13,368) $(143,836)  2,574  $ 28,298
                          ------ -------- -------  --------- -------  ---------  ------  --------
Nine Months ended March
 31, 1998                  7,991 $ 86,208   1,114  $  11,927  (3,001) $ (32,528)  6,104  $ 65,607
                          ------ -------- -------  --------- -------  ---------  ------  --------
Year ended June 30, 1997  14,920 $157,504     848  $   8,937  (1,128) $ (12,086) 14,640  $154,355
                          ------ -------- -------  --------- -------  ---------  ------  --------
Financial Intermediary
 Class
January 7, 1999* to
 March 31, 1999              367 $  3,895      --         --     (10) $    (101)    357  $  3,794
                          ------ -------- -------  --------- -------  ---------  ------  --------
LIMITED
Year ended March 31,
 1999                        936 $  9,344     308  $   3,107  (3,523) $ (35,595) (2,279) $(23,144)
                          ------ -------- -------  --------- -------  ---------  ------  --------
Nine Months ended March
 31, 1998                  3,815 $ 39,150     141  $   1,440  (1,645) $ (17,058)  2,311  $ 23,532
                          ------ -------- -------  --------- -------  ---------  ------  --------
Year ended June 30, 1997   1,129 $ 11,502     106  $   1,072    (242) $  (2,500)    993  $ 10,074
                          ------ -------- -------  --------- -------  ---------  ------  --------
NON-U.S.
July 15, 1998* to March
 31, 1999                  6,181 $ 62,025     222  $   2,272      --         --   6,403  $ 64,297
--------------------------------------------------------------------------------------------------

* Commencement of Operations

5. SECURITIES LOANED:
Each Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. This cash collateral is recorded as an asset with a corresponding liability.

At March 31, 1999, the market value of the securities on loan to broker-dealers was $61,499 and $71,438 for Core and Intermediate, respectively. Cash collateral received was $64,446 and $73,779 for Core and Intermediate, respectively. Such

LM Institutional Fund Advisors I, Inc.

(Amounts in Thousands)

collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6. TRANSACTIONS WITH AFFILIATES:
Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus, Intermediate and Limited. Western Asset Global Management Limited ("WAGM") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.45% for Core, Core Plus and Non-U.S., 0.40% for Intermediate and 0.35% for Limited. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Core and Core Plus, 0.35% of average daily net assets for Intermediate and 0.30% of average daily net assets for Limited. LMIA pays WAGM a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At March 31, 1999, $263, $30, $102, and $8 was due to LMIA for Core, Core Plus, Intermediate and Non-U.S., respectively.

LMIA, Western Asset and WAGM have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows: 0.55% for Non-U.S., 0.50% for Core, 0.50% for Core Plus, 0.45% for Intermediate and 0.40% for Limited. At March 31, 1999, no payments were due from LMIA as reimbursement for expenses paid above the Funds' annual expense limits.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Funds. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 1999, $1 was due to LMWW from Intermediate. Arroyo Seco, Inc. receives no payments from the Funds in connection with the offer or sale of their shares.

On April 8, 1999, Western Asset purchased securities valued at $235 from
Limited.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of LM Institutional Fund Advisors I, Inc. and the Shareholders of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, Western Asset Limited Duration Portfolio, and Western Asset Non-U.S. Fixed Income Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, Western Asset Limited Duration Portfolio, and Western Asset Non-U.S. Fixed Income Portfolio (hereafter referred to as the "Funds") at March 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
May 21, 1999

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

LM INSTITUTIONAL FUND ADVISORS I, INC.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Investment Adviser
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105




    This report is not to be distributed unless preceded or accompanied by a prospectus.

                   Legg Mason Wood Walker, Inc., Distributor